--------------------------
                                                                    OMB APPROVAL
                                                      --------------------------
                                                           OMB Number: 3235-0570

                                                          Expires: Nov. 30, 2005

                                                        Estimated average burden
                                                         hours per response: 5.0
                                                      --------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED

                        MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number_811-5550


                             The Alger American Fund
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Mr. Frederick A. Blum


                           Fred Alger Management, Inc.


                                111 Fifth Avenue


                            New York, New York 10003


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:   212-806-8800

Date of fiscal year end:    December 31

Date of reporting period:  December 31, 2003

ITEM 1. REPORT(S) TO STOCKHOLDERS.

                             THE ALGER AMERICAN FUND



                                 ALGER AMERICAN
                                GROWTH PORTFOLIO

                                 ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                 ALGER AMERICAN
                           INCOME AND GROWTH PORTFOLIO

                                 ALGER AMERICAN
                               BALANCED PORTFOLIO

                                 ALGER AMERICAN
                             MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN
                           LEVERAGED ALLCAP PORTFOLIO



                                  ANNUAL REPORT
                                DECEMBER 31, 2003

                                 [LOGO OMITTED]

TABLE OF CONTENTS

    THE ALGER AMERICAN FUND
    Letter to Our Shareholders ..........................................  1
    Portfolio Highlights ................................................  4
    Schedules of Investments ............................................ 10
    Financial Highlights ................................................ 24
    Statements of Assets and Liabilities ................................ 26
    Statements of Operations ............................................ 27
    Statements of Changes in Net Assets ................................. 28
    Notes to Financial Statements ....................................... 29
    Report of Independent Auditors ...................................... 34

Dear  Shareholders,                                           JANUARY  26,  2004

The year was dramatic, both economically and politically. It began shortly after the Dow hit a five year low and ended with a robust recovery. At the beginning of 2003, the markets had been down three years in a row, something that hadn't happened since 1939-1941. Overshadowed by national security concerns, the markets remained essentially stagnant into the spring. The looming American-led invasion of Iraq dominated the headlines and the attention of the American public. In spite of encouraging economic data, both Wall Street and Main Street were preoccupied with war. On March 19th, the United States invaded Iraq. The markets then fluctuated with the perceived progress of the military campaign. Later in the spring, as the U.S. military achieved success, at least relative to very pessimistic media opinion, the markets recovered dramatically.

Throughout 2003, the U.S. economy grew steadily, aided by the Federal Reserve, by tax policy, and by improving corporate outlooks. On June 25, 2003, the Fed cut the Fed Funds Rate to 1.00%, a 40 year low. The combination of low interest rates, tax cuts, increased federal spending and the mortgage refinancing boom boosted the economy significantly. Fueled by a spike in consumer spending and high productivity, third quarter GDP growth soared to 8.2%, the highest rate since 1984. The fourth quarter also saw significant economic expansion. Productivity growth also was exceptional in 2003, as it was in 2002. The one soft spot was the job market. Historically, there has always been a lag time between economic recovery and job creation. For the month of December, the unemployment rate was at 5.7%, below its peak of 6.4%.

By the end of the year, the public mood had shifted. Both the economy and the markets experienced remarkable growth, and investors seemed to have gained a level of rational confidence that was absent from both the bull market of the late 1990s and the bear market of 2000 through 2002. The Dow rose almost 28% for the year, to 10454. The S&P 500 rose about 28%, while the Nasdaq Composite was up a staggering 50%. Interest rates and inflation remained low, though interest rates did increase slightly as the economy picked up. The yield on the US Treasury 10-year note was pushed up to 4.25% at December 31, up from 4.05% a year earlier.

PORTFOLIO MATTERS

ALGER AMERICAN GROWTH PORTFOLIO

The Alger American Growth Portfolio had a return of 35.16% for the year, compared to a return of 29.76% for the Russell 1000 Growth Index. Reasons we outperformed: first, a solid overweighting of the technology sector, at more than 30% of the portfolio, was key, as this sector led the market recovery, with strong returns from Intel, Veritas, and Cisco; and second, a similar overweighting in consumer stocks where both retail and internet stocks like Best Buy and eBay performed well. In both sectors, stock selection was a strong positive contributor. Our stocks outperformed the Russell 1000 Growth Index in nearly every sector. We were market weighted in health care stocks, at just over 25% of the portfolio, and performed in line with the sector here. We were hurt by Medtronic and HCA, but these were offset by strong performers such as Boston Scientific Corporation. A notable misjudgment was General Dynamics, which we sold in frustration at or near the low for the year.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

The Alger American Small Capitalization Portfolio had a return of 42.34% for the year, compared to a return of 48.53% for the Russell 2000 Growth Index. Our information technology holdings, representing an average of 27% of the portfolio, did quite well, but underperformed the Russell 2000 Growth Index. Our industrial stocks were in line with market weight, and outperformed. Online job search provider Monster Worldwide experienced triple digit gains. Our holdings in the health care sector represented an average of 20% of the portfolio, and underperformed the Russell 2000 Growth Index. Our holdings in health care stocks such as Pharmaceutical Resources, a manufacturer and distributor of generic drugs, did quite well, but our performance was hurt by holdings in several health care equipment makers such as Steris. Our holdings in the financial sector outperformed the Russell 2000 Growth Index, with strong returns from stocks such as Doral Financial Corp., a bank that specializes in mortgages and has a strong presence in Puerto Rico where the housing market is rapidly expanding.

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO

The Alger American Income and Growth Portfolio increased 29.84% for the year ended December 31, 2003, while the Russell 1000 Growth Index rose 29.76%. Our information technology stocks, accounting for more than 22% of our holdings, made the largest contribution to the portfolio's performance. Overall returns were also boosted by a strong gain from consumer discretionary, particularly our retail holdings, which benefited from a steady increase in consumer spending. Our health care and financials holdings also had a good year, both outperforming the Russell 1000 Growth Index.

ALGER AMERICAN BALANCED PORTFOLIO

The Alger American Balanced Portfolio had a return of 19.03% for the year, compared to a return of 29.76% for the Russell 1000 Growth Index and 4.68% for the Lehman Brothers Government/Credit Bond Index. Information technology stocks represented approximately 29% of the portfolio, and outperformed the Russell 1000 Growth Index. Our performance in this sector was boosted by superior returns from Intel, Yahoo!, and Cisco. Our holdings in the consumer discretionary sector were above market weight and outperformed the Russell 1000 Growth Index. Internet and retailing stocks like eBay and Best Buy were large contributors to our overall returns. The fixed income portion of the portfolio benefited from its position in corporate bonds. Corporate credit outperformed Treasuries as the economy improved, as corporations reduced debt levels, and as interest rates rose in response to increased economic activity.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

The Alger American MidCap Growth Portfolio had a return of 47.79% for the year, compared to a return of 42.72% for the Russell MidCap Growth Index. Things we got right: in the consumer sector, where the portfolio had over 23% of its assets, we sharply outperformed the Russell MidCap Growth Index, with total returns of just over 98%. This was due to our early and significant positions in NetFlix, an innovative provider of DVDs by mail, and in other exciting growth companies like XM Satellite Radio, Leapfrog Enterprises, Tractor Supply, Amazon and Urban Outfitters. An average of 29% of the portfolio was in information technology stocks, which contributed to favorable returns for the portfolio. Corporate spending on IT showed steady improvement throughout the year, especially in the third and fourth quarters. One big loser was BISYS Group, a provider of outsourcing and back-office services for financial institutions, which hurt our performance in this sector.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

The Alger American Leveraged AllCap Portfolio increased 34.72% while the Russell 3000 Growth Index increased 30.95%. More than 29% of the portfolio holdings were in the information technology sector, which experienced superior returns and outperformed the Russell 3000 Growth Index. Stocks such as Yahoo!, a global internet business and consumer services company, and National Semiconductor Corporation, a maker of analog microchips, experienced triple digit gains. Our health care stocks were above market weight at 28% of the portfolio, and outperformed the Russell 3000 Growth Index. While the performance of our holdings in this sector was mixed, strong performance from stocks such as Zimmer Holdings and Boston Scientific Corporation boosted our overall returns. The portfolio suffered from holdings in the consumer staples sector, but we trimmed our positions in this sector over the course of the year, and the overall impact on the portfolio's performance was minimal.

LOOKING AHEAD

As we head into 2004, we believe that the economy will continue to grow at a strong pace. Trillions of dollars sit in money market and savings accounts, and as the economy continues to grow steadily, we believe that investors will look to put those dollars to more productive use in the equity markets. We think that as investors search for better returns on their capital, high quality, high growth companies should do well. Fundamentally, these tend to be companies with management teams that not only led their companies through the downturn of the last three years, but looked forward while doing so. They continued to invest in their products and services, and they should reap the benefits if the economy accelerates in 2004.

True, many people are unsettled by the situation in Iraq, the federal deficit, and most importantly, the job market. But consumer demand remains strong and business spending continues to increase. The result should be wage increases or job creation, or both. We expect that consumers will continue to hold up the economy as they have always done. Home mortgage refinancing activity has begun to slow, but federal spending and tax cuts should continue to provide economic liquidity well into 2004. And as a general rule, Wall Street consistently underestimates the ability of consumers to find new ways to maintain spending, so we are not convinced about the recent predictions that the consumer may be tapped out.

Other signs are also encouraging. Mergers and acquisitions are a necessary component of a healthy economy. At a minimum, M&A activity is a sign that business leaders are optimistic enough about future prospects in their industry that they feel confident to take risks. October 2003 was the biggest month for M&A deals since July 2001, and we expect that M&A activity will continue to increase in the coming fiscal year.

In short, we believe the coming year is likely to be shaped by an economy expanding at the very least between 3.5% and 4% annually and by rational exuberance in the equity markets. Investors have maintained high expectations for future earnings. They are optimistic, but cautious, as are we. Having survived the bubble and the bust, we, like you, would prefer # not to see a repeat of either.

We hope  that we have  served  you well  this  year.  We know  that  the  issues surrounding trading activities in the mutual fund industry have raised questions, and we are doing everything we can to address your concerns and justify your confidence in us. You have entrusted us to find the best investments, and we hope that we will continue to earn that trust. We strive for the utmost rigor and integrity in our investment process, and we are committed to making sure that every aspect of our company is run with the same integrity.

                                    Respectfully submitted,


                                    /s/ Dan C. Chung

                                    Dan C. Chung
                                    Chief Investment Officer

--------------------------------------------------------------------------------
   ALGER AMERICAN GROWTH PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   HYPOTHETICAL $10,000 INVESTMENT--10 YEARS ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed report.]

                                                          Russell 1000
                                Alger American Growth     Growth Index
                                ---------------------     ------------
          1/1/94                         10000               10000
          12/31/94                       10145               10264
          12/31/95                       13834               14084
          12/31/96                       15681               17341
          12/31/97                       19718               22627
          12/31/98                       29197               31384
          12/31/99                       39049               41789
          12/31/00                       33280               32418
          12/31/01                       29348               25802
          12/31/02                       19665               18606
          12/31/03                       26580               24142

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Growth Class O shares and the Russell 1000 Growth Index for the ten years ended December 31, 2003. Figures for the Alger American Growth Class O shares and the Russell 1000 Growth Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for the Alger American Growth Class S shares will vary from the results shown above due to differences in expenses that class bears.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                        Average Annual Total Returns
                               1 Year     5 Years    10 Years    Since Inception
                             ---------------------------------------------------
Class O (Inception 1/9/89)     35.16%     (1.86%)     10.27%         13.47%
Russell 1000 Growth Index      29.76%     (5.11%)      9.21%         11.21%
-------------------------------------------------------------------------------
Class S (Inception 5/1/02)     34.82%        *          *            (0.18%)
Russell 1000 Growth Index      29.76%        *          *             2.73%
-------------------------------------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

--------------------------------------------------------------------------------
   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   HYPOTHETICAL $10,000 INVESTMENT--10 YEARS ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed report.]

                                  Alger American           Russell 2000
                               Small Capitalization        Growth Index
                               --------------------        ------------
         1/1/94                       10000                    10000
         12/31/94                      9562                     9757
         12/31/95                     13799                    12783
         12/31/96                     14376                    14223
         12/31/97                     16014                    16064
         12/31/98                     18501                    16263
         12/31/99                     26533                    23272
         12/31/00                     19317                    18051
         12/31/01                     13617                    16384
         12/31/02                     10046                    11425
         12/31/03                     14299                    16971

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Small Capitalization Class O shares and the Russell 2000 Growth Index for the ten years ended December 31, 2003. Figures for both the Alger American Small Capitalization Class O shares and the Russell 2000 Growth Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for the Alger American Small Capitalization Class S shares will vary from the results shown above due to differences in expenses that class bears.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                        Average Annual Total Returns
                               1 Year     5 Years    10 Years    Since Inception
                             ---------------------------------------------------
Class O (Inception 9/21/88)    42.34%     (5.02%)      3.64%         10.45%
Russell 2000 Growth Index      48.53%      0.86%       5.43%          7.71%
--------------------------------------------------------------------------------
Class S (Inception 5/1/02)     42.00%        *            *           4.74%
Russell 2000 Growth Index      48.53%        *            *           4.72%
--------------------------------------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

--------------------------------------------------------------------------------
   ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   HYPOTHETICAL $10,000 INVESTMENT--10 YEARS ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed report.]

                                      Alger American      Russell 1000
                                    Income and Growth     Growth Index
                                    -----------------     ------------
         1/1/94                           10000              10000
         12/31/94                          9172              10264
         12/31/95                         12394              14085
         12/31/96                         14833              17341
         12/31/97                         20216              22627
         12/31/98                         26763              31384
         12/31/99                         38124              41789
         12/31/00                         37641              32418
         12/31/01                         32250              25802
         12/31/02                         22220              18606
         12/31/03                         28851              24142

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Income and Growth Class O shares and the Russell 1000 Growth Index for the ten years ended December 31, 2003. Figures for the Alger American Income and Growth Class O shares and the Russell 1000 Growth Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for the Alger American Income and Growth Class S shares will vary from the results shown above due to differences in expenses that class bears.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                        Average Annual Total Returns
                               1 Year     5 Years    10 Years    Since Inception
                             ---------------------------------------------------
Class O (Inception 11/15/88)   29.84%     1.51%       11.18%         10.68%
Russell 1000 Growth Index      29.76%    (5.11%)       9.21%         11.35%
--------------------------------------------------------------------------------
Class S (Inception 5/1/02)     29.63%        *            *          (0.98%)
Russell 1000 Growth Index      29.76%        *            *           2.73%
--------------------------------------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

--------------------------------------------------------------------------------
   ALGER AMERICAN BALANCED PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   HYPOTHETICAL $10,000 INVESTMENT--10 YEARS ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed report.]

                                                            Lehman Brothers
                           Alger American   Russell 1000     Gov't/Credit
                              Balanced      Growth Index      Bond Index
                           --------------   ------------    ---------------
          1/1/94               10000            10000            10000
          12/31/94              9573            10264             9649
          12/31/95             12313            14085            11505
          12/31/96             13565            17341            11839
          12/31/97             16253            22627            12994
          12/31/98             21375            31384            14224
          12/31/99             27620            41789            13919
          12/31/00             26857            32418            15567
          12/31/01             26338            25802            16892
          12/31/02             23101            18606            18752
          12/31/03             27497            24142            19630

The  chart  above  illustrates  the  growth in value of a  hypothetical  $10,000 investment made in Alger American Balanced Class O shares, the Russell 1000 Growth Index, and the Lehman Brothers Government/Credit Bond Index for the ten years ended December 31, 2003. Figures for the Alger American Balanced Portfolio Class O shares, the Russell 1000 Growth Index (an unmanaged index of common stocks), and the Lehman Brothers Government/Credit Bond Index (an unmanaged index of government and corporate bonds), include reinvestment of dividends and/or interest. Performance for the Alger American Balanced Class S shares will vary from the results shown above due to differences in expenses that class bears.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                        Average Annual Total Returns
                               1 Year     5 Years    10 Years    Since Inception
                             ---------------------------------------------------
Class O (Inception 9/5/89)     19.03%      5.17%      10.64%          9.60%
Russell 1000 Growth Index      29.76%     (5.11%)      9.21%          9.74%
Lehman Brothers Gov't/Credit
  Bond Index                    4.68%      6.65%       6.98%          8.14%
--------------------------------------------------------------------------------
Class S (Inception 5/1/02)     18.73%        *            *           5.27%
Russell 1000 Growth Index      29.76%        *            *           2.73%
Lehman Brothers Gov't/Credit
  Bond Index                    4.68%        *            *           8.49%
--------------------------------------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

--------------------------------------------------------------------------------
   ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   HYPOTHETICAL $10,000 INVESTMENT -- 10 YEARS ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed report.]

                             Alger American          Russell Midcap
                             MidCap Growth            Growth Index
                             --------------          --------------
          1/1/94                 10000                    10000
          12/31/94                9846                     9784
          12/31/95               14222                    13107
          12/31/96               15914                    15401
          12/31/97               18302                    18870
          12/31/98               23848                    22242
          12/31/99               31443                    33651
          12/31/00               34330                    29697
          12/31/01               32090                    23712
          12/31/02               22610                    17214
          12/31/03               33416                    24568

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger American MidCap Growth Class O shares and the Russell Midcap Growth Index for the ten years ended December 31, 2003. Figures for the Alger American MidCap Growth Class O shares and the Russell Midcap Growth Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for the Alger American MidCap Growth Class S shares will vary from the results shown above due to differences in expenses that class bears.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                        Average Annual Total Returns
                               1 Year     5 Years    10 Years    Since Inception
                             ---------------------------------------------------
Class O (Inception 5/3/93)     47.79%     6.98%       12.82%         15.45%
Russell Midcap Growth Index    42.72%     2.01%        9.40%         10.17%
--------------------------------------------------------------------------------
Class S (Inception 5/1/02)     47.47%        *            *           5.77%
Russell Midcap Growth Index    42.72%        *            *           6.67%
--------------------------------------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

--------------------------------------------------------------------------------
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   HYPOTHETICAL $10,000 INVESTMENT FROM JANUARY 25, 1995 TO DECEMBER 31, 2003
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed report.]

                                   Alger American          Russell 3000
                                  Leveraged AllCap         Growth Index
                                  ----------------         ------------
          1/25/95                       10000                  10000
          12/31/95                      17430                  13472
          12/31/96                      19529                  16421
          12/31/97                      23372                  21140
          12/31/98                      36888                  28543
          12/31/99                      65683                  38196
          12/31/00                      49374                  29633
          12/31/01                      41509                  23814
          12/31/02                      27434                  17135
          12/31/03                      36960                  22438

The  chart  above  illustrates  the  growth in value of a  hypothetical  $10,000 investment made in Alger American Leveraged AllCap Class O shares and the Russell 3000 Growth Index on January 25, 1995, the inception date of the Alger American Leveraged AllCap Portfolio, through December 31, 2003. Figures for the Alger American Leveraged AllCap Class O shares and the Russell 3000 Growth Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for Alger American Leveraged AllCap Class S shares will vary from the results shown above due to differences in expenses that class bears.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                Average Annual Total Returns
                                           1 Year      5 Years   Since Inception
                                         ---------------------------------------
Class O (Inception 1/25/95)                34.72%       0.04%        15.76%
Russell 3000 Growth Index                  30.95%      (4.70%)        9.47%
--------------------------------------------------------------------------------
Class S (Inception 5/1/02)                 34.23%         *          (1.06%)
Russell 3000 Growth Index                  30.95%         *           2.86%
--------------------------------------------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2003

================================================================================

   SHARES     COMMON STOCKS--99.8%                                     VALUE
   ------                                                              -----
              BIOTECHNOLOGY--5.3%
  366,516     Amgen Inc.* .....................................   $   22,650,689
   91,900     Chiron Corporation* .............................        5,237,381
  330,800     Genentech, Inc.* ................................       30,952,956
                                                                  --------------
                                                                      58,841,026
                                                                  --------------

              CAPITAL MARKETS--2.1%
  103,200     Affiliated Managers Group, Inc.* ................        7,181,688
  352,950     T. Rowe Price Group Inc. ........................       16,733,360
                                                                  --------------
                                                                      23,915,048
                                                                  --------------

              COMMERCIAL BANKS--.8%
  301,500     U.S. Bancorp ....................................        8,978,670
                                                                  --------------

              COMMUNICATION EQUIPMENT--6.3%
1,545,600     Cisco Systems, Inc.* ............................       37,542,624
1,970,700     Corning Incorporated* ...........................       20,554,401
  703,650     Nokia Oyj, ADR# .................................       11,962,050
                                                                  --------------
                                                                      70,059,075
                                                                  --------------

              COMPUTERS & PERIPHERALS--3.9%
1,214,800     EMC Corporation* ................................       15,695,216
  739,350     Hewlett-Packard Company .........................       16,982,869
  598,050     Seagate Technology ..............................       11,303,145
                                                                  --------------
                                                                      43,981,230
                                                                  --------------

              CONSUMER FINANCE--1.5%
  175,200     American Express Company ........................        8,449,896
  138,000     Capital One Financial Corporation ...............        8,458,020
                                                                  --------------
                                                                      16,907,916
                                                                  --------------

              DIVERSIFIED FINANCIAL SERVICES--1.2%
  281,720     Citigroup Inc. ..................................       13,674,689
                                                                  --------------

              ENERGY EQUIPMENT & SERVICES--1.0%
  293,000     BJ Services Company* ............................       10,518,700
                                                                  --------------

              FREIGHT & LOGISTICS--1.0%
  154,500     United Parcel Service, Inc. Cl. B ...............       11,517,975
                                                                  --------------

              HEALTH CARE EQUIPMENT & SUPPLIES--4.8%
  837,500     Boston Scientific Corporation* ..................       30,786,500
  363,750     Medtronic, Inc. .................................       17,681,887
   79,550     Varian Medical Systems, Inc.* ...................        5,496,905
                                                                  --------------
                                                                      53,965,292
                                                                  --------------

              HEALTH CARE PROVIDERS & SERVICES--4.2%
  594,800     Caremark Rx, Inc.* ..............................       15,066,284
  438,700     Medco Health Solutions, Inc.* ...................       14,911,413
  299,500     UnitedHealth Group Incorporated .................       17,424,910
                                                                  --------------
                                                                      47,402,607
                                                                  --------------

              HOTELS, RESTAURANTS & LEISURE--2.8%
  397,600     International Game Technology ...................       14,194,320
  462,500     Starwood Hotels & Resorts Worldwide, Inc. .......       16,636,125
                                                                  --------------
                                                                      30,830,445
                                                                  --------------

              INDUSTRIAL CONGLOMERATES--5.8%
  955,300     General Electric Company ........................       29,595,194
1,327,200     Tyco International Ltd. .........................       35,170,800
                                                                  --------------
                                                                      64,765,994
                                                                  --------------

              INSURANCE--2.2%
  365,800     American International Group, Inc. ..............       24,245,224
                                                                  --------------

              INTERNET & CATALOG RETAIL--7.5%
  559,150     Amazon.com, Inc.* ...............................       29,433,656
  591,250     eBay Inc.* ......................................       38,188,837
  292,000     NetFlix Inc.* ...................................       15,969,480
                                                                  --------------
                                                                      83,591,973
                                                                  --------------

              INTERNET SOFTWARE & SERVICES--3.2%
  783,600     Yahoo! Inc.* ....................................       35,395,212
                                                                  --------------

              MEDIA--4.8%
  577,200     Disney (Walt) Company ...........................       13,466,076
  426,100     Fox Entertainment Group, Inc. Cl. A* ............       12,420,815
  961,270     Hughes Electronics Corporation* .................       15,909,011
  107,515     News Corporation Limited Sponsored ADR# .........        3,252,334
  349,900     XM Satellite Radio Holdings Inc. Cl. A* .........        9,223,364
                                                                  --------------
                                                                      54,271,600
                                                                  --------------

              MULTILINE RETAIL--1.9%
  542,750     Target Corporation ..............................       20,841,600
                                                                  --------------

              OIL & GAS--1.9%
  375,215     Devon Energy Corporation ........................       21,484,811
                                                                  --------------

              PHARMACEUTICALS--7.8%
  116,475     Abbott Laboratories .............................        5,427,735
  150,475     Allergan, Inc. ..................................       11,557,985
  479,400     GlaxoSmithKline PLC Sponsored ADR# ..............       22,349,628
  483,100     Novartis AG ADR# ................................       22,169,459
  271,100     Teva Pharmaceutical Industries Ltd. ADR# ........       15,374,081
  231,800     Watson Pharmaceuticals Inc.* ....................       10,662,800
                                                                  --------------
                                                                      87,541,688
                                                                  --------------

              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--12.3%
  588,250     Analog Devices, Inc. ............................       26,853,612
  637,300     Applied Materials, Inc.* ........................       14,307,385
  852,700     Intel Corporation ...............................       27,456,940
1,135,500     Teradyne, Inc.* .................................       28,898,475
  655,550     Texas Instruments Incorporated ..................       19,260,059
  530,550     Xilinx, Inc.* ...................................       20,553,507
                                                                  --------------
                                                                     137,329,978
                                                                  --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2003 (CONT'D)

================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                                  VALUE
   ------                                                              -----
              SOFTWARE--9.6%
1,615,030     Microsoft Corporation ...........................   $   44,477,926
1,039,750     PeopleSoft, Inc.* ...............................       23,706,300
  657,700     Synopsys, Inc.* .................................       22,203,952
  445,800     VERITAS Software Corporation* ...................       16,565,928
                                                                  --------------
                                                                     106,954,106
                                                                  --------------

              SPECIALTY RETAIL--5.7%
  248,950     Best Buy Co., Inc. ..............................       13,005,148
  726,650     Home Depot, Inc. ................................       25,788,809
  773,800     The Gap, Inc. ...................................       17,959,898
  301,400     TJX Companies, Inc. .............................        6,645,870
                                                                  --------------
                                                                      63,399,725
                                                                  --------------

              WIRELESS TELECOMMUNICATION SERVICES--2.2%
  202,550     Nextel Communications, Inc. Cl. A* ..............        5,683,553
  743,500     Vodafone Group PLC Sponsored ADR# ...............       18,617,240
                                                                  --------------
                                                                      24,300,793
                                                                  --------------

              TOTAL COMMON STOCKS
                (COST $931,277,214) ...........................    1,114,715,377
                                                                  --------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--.2%                              VALUE
   ------                                                              -----

              U.S. AGENCY OBLIGATIONS--.2%
$2,500,000    Federal Home Loan Banks,
                0.56%, 1/2/04
                (COST $2,499,961) .............................   $    2,499,961
                                                                  --------------

              SECURITIES HELD UNDER REPURCHASE AGREEMENTS
              Securities Held Under Repurchase
                Agreements, 0.85%, 1/2/04, with
                Bear, Stearns & Co. Inc., dtd 12/31/03,
                repurchase price $260,765;
                collateralized by U.S. Treasury
                Strips (par value $480,000
                due 11/15/15) .................................          260,740
                                                                  --------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $2,760,701) .............................        2,760,701
                                                                  --------------
TOTAL INVESTMENTS
  (COST $934,037,915)(a) ...........................    100.0%     1,117,476,078
Other Assets In Excess of Liabilities ..............       .0            208,521
                                                        -----     --------------
NET ASSETS .........................................    100.0%    $1,117,684,599
                                                        =====     ==============


--------------------------------------------------------------------------------
  * Non-income producing security.

  # American Depositary Receipts.

(a) At December 31, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $940,574,901 amounted to $176,901,177 which consisted of aggregate gross unrealized appreciation of $182,267,544 and aggregate gross unrealized depreciation of $5,366,367.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2003

================================================================================

   SHARES     COMMON STOCKS--93.7%                                     VALUE
   ------                                                              -----
              AEROSPACE & DEFENSE--.9%
   74,740     Alliant Techsystems Inc.* .........................   $  4,316,982
                                                                    ------------

              AIR FREIGHT & LOGISTICS--1.2%
  219,850     J.B. Hunt Transport Services, Inc.* ...............      5,938,149
                                                                    ------------

              BIOTECHNOLOGY--5.9%
  284,300     InterMune Inc.* ...................................      6,584,388
  157,400     Onyx Pharmaceuticals, Inc.* .......................      4,443,402
  191,600     Protein Design Labs, Inc.* ........................      3,429,640
  299,700     QLT Inc.* .........................................      5,649,345
  245,600     Telik, Inc.* ......................................      5,651,256
  244,700     Tularik Inc.* .....................................      3,951,905
                                                                    ------------
                                                                      29,709,936
                                                                    ------------

              COMMERCIAL BANKS--2.4%
  158,220     UCBH Holdings, Inc. ...............................      6,165,833
  154,900     Westcorp ..........................................      5,661,595
                                                                    ------------
                                                                      11,827,428
                                                                    ------------

              COMMERCIAL SERVICES & SUPPLIES--4.8%
   58,750     Corinthian Colleges, Inc.* ........................      3,264,150
  104,500     CoStar Group Inc.* ................................      4,355,560
  182,860     Education Management Corporation* .................      5,675,974
  202,300     First Marblehead Corporation (The)* ...............      4,426,324
  296,500     Gevity HR, Inc. ...................................      6,594,160
                                                                    ------------
                                                                      24,316,168
                                                                    ------------

              COMMUNICATION EQUIPMENT--5.0%
  249,150     Advanced Fibre Communications, Inc.* ..............      5,020,373
  197,000     F5 Networks, Inc.* ................................      4,944,700
  424,400     Ixia* .............................................      4,965,480
  120,800     NetScreen Technologies, Inc. ......................      2,989,800
  178,100     Sierra Wireless Inc.* .............................      2,739,178
  271,400     Tekelec* ..........................................      4,220,270
                                                                    ------------
                                                                      24,879,801
                                                                    ------------

              COMPUTER SERVICES--1.8%
  191,600     Ascential Software Corporation* ...................      4,968,188
  217,500     Open Solutions Inc.* ..............................      3,821,475
                                                                    ------------
                                                                       8,789,663
                                                                    ------------

              COMPUTERS & PERIPHERALS--1.2%
  123,250     Avid Technology, Inc.* ............................      5,916,000
                                                                    ------------

              CONSUMER PRODUCTS--1.1%
  189,550     Furniture Brands International Inc.* ..............      5,559,502
                                                                    ------------

              DIVERSIFIED FINANCIALS--3.4%
   90,790     Affiliated Managers Group, Inc.* ..................      6,318,076
  170,500     Jefferies Group, Inc. .............................      5,629,910
  177,100     National Financial Partners Corporation ...........      4,879,105
                                                                    ------------
                                                                      16,827,091
                                                                    ------------

              ELECTRONIC EQUIPMENT &
                INSTRUMENTS--1.0%
  103,550     Roper Industries, Inc. ............................      5,100,873
                                                                    ------------

              ENERGY EQUIPMENT & SERVICES--1.2%
  296,500     Varco International, Inc.* ........................      6,116,795
                                                                    ------------

              FOOD PRODUCTS--.9%
  113,400     American Italian Pasta Company Cl. A* .............      4,751,460
                                                                    ------------

              HEALTH CARE EQUIPMENT & SUPPLIES--6.7%
  311,700     ALARIS Medical Systems, Inc.* .....................      4,740,957
  351,700     Cytyc Corporation* ................................      4,839,392
  179,400     Dade Behring Holdings Inc.* .......................      6,411,756
  150,950     Fisher Scientific International Inc.* .............      6,244,802
  282,400     Intuitive Surgical, Inc.* .........................      4,826,216
  213,310     Wright Medical Group, Inc.* .......................      6,493,156
                                                                    ------------
                                                                      33,556,279
                                                                    ------------

              HEALTH CARE PROVIDERS & SERVICES--6.3%
  144,400     Kindred Healthcare, Inc.* .........................      7,505,912
  114,975     Mid Atlantic Medical Services, Inc.* ..............      7,450,380
  520,900     PSS World Medical, Inc.* ..........................      6,287,263
  213,300     Psychiatric Solutions, Inc.* ......................      4,457,970
  197,800     VCA Antech, Inc.* .................................      6,127,844
                                                                    ------------
                                                                      31,829,369
                                                                    ------------

              HOTELS, RESTAURANTS & LEISURE--4.9%
  153,925     Applebee's International, Inc. ....................      6,044,635
  152,700     Multimedia Games, Inc.* ...........................      6,275,970
  108,850     P.F. Chang's China Bistro, Inc.* ..................      5,538,288
  211,950     Station Casinos, Inc. .............................      6,492,029
                                                                    ------------
                                                                      24,350,922
                                                                    ------------

              INFORMATION TECHNOLOGY CONSULTING & SERVICES--2.4%
  213,750     Alliance Data Systems Corporation* ................      5,916,600
  240,200     ManTech International Corporation Cl. A* ..........      5,992,990
                                                                    ------------
                                                                      11,909,590
                                                                    ------------

              INSURANCE--1.1%
  133,900     Arch Capital Group Ltd.* ..........................      5,337,254
                                                                    ------------

              INTERNET SOFTWARE & SERVICES--8.1%
  547,450     Autobytel Inc.* ...................................      4,970,846
  998,000     Chordiant Software Inc.* ..........................      5,439,100
  255,000     Digital Insight Corporation .......................      6,349,500
  171,500     InfoSpace, Inc.* ..................................      3,953,075
  188,500     Internet Security Systems, Inc.* ..................      3,549,455
  387,400     Netegrity, Inc.* ..................................      3,994,094
  381,866     Openwave Systems, Inc.* ...........................      4,200,526
   92,300     SINA Corp.* .......................................      3,115,125
  528,650     ValueClick, Inc.* .................................      4,800,142
                                                                    ------------
                                                                      40,371,863
                                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2003 (CONT'D)

================================================================================

    SHARES    COMMON STOCKS--(CONT'D)                                   VALUE
    ------                                                              -----
              MACHINERY--1.4%
  191,000     Actuant Corporation Cl. A* ........................   $  6,914,200
                                                                    ------------

              MEDIA--2.3%
   97,340     Media General, Inc. Cl. A .........................      6,336,834
  271,900     Radio One, Inc. Cl. A* ............................      5,315,645
                                                                    ------------
                                                                      11,652,479
                                                                    ------------

              METALS & MINING--1.3%
  472,250     GrafTech International Ltd.* ......................      6,375,375
                                                                    ------------

              OIL & GAS--2.4%
  183,600     Brown (Tom) Inc.* .................................      5,921,100
  137,710     Noble Energy, Inc. ................................      6,118,455
                                                                    ------------
                                                                      12,039,555
                                                                    ------------

              PAPER & FOREST PRODUCTS--1.3%
  360,700     Louisiana-Pacific Corporation* ....................      6,449,316
                                                                    ------------

              PHARMACEUTICALS--3.6%
  122,650     Angiotech Pharmaceuticals, Inc.* ..................      5,641,900
  247,000     Medicines Company* ................................      7,276,620
   79,220     Pharmaceutical Resources, Inc.* ...................      5,161,183
                                                                    ------------
                                                                      18,079,703
                                                                    ------------

              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.7%
  415,100     Axcelis Technologies, Inc.* .......................      4,242,322
  239,800     Brooks Automation, Inc.* ..........................      5,795,966
  264,700     Fairchild Semiconductor International, Inc.* ......      6,609,559
  139,800     Integrated Circuit Systems, Inc.* .................      3,982,902
  194,330     Power Integrations, Inc.* .........................      6,502,282
  219,550     Semtech Corporation* ..............................      4,990,371
  144,950     Varian Semiconductor Equipment Associates, Inc.* ..      6,332,866
                                                                    ------------
                                                                      38,456,268
                                                                    ------------

              SOFTWARE--4.4%
  120,300     Fair Isaac Corporation ............................      5,913,948
  171,850     Hyperion Solutions Corporation* ...................      5,179,559
  335,400     Quest Software, Inc. * ............................      4,762,680
  371,800     Verity, Inc.* .....................................      6,205,342
                                                                    ------------
                                                                      22,061,529
                                                                    ------------

              SPECIALTY RETAIL--3.9%
  169,062     AnnTaylor Stores Corporation* .....................      6,593,418
  150,400     Guitar Center Inc. ................................      4,900,032
  186,850     PETCO Animal Supplies, Inc.* ......................      5,689,582
   82,325     Rent-A-Center, Inc.* ..............................      2,459,871
                                                                    ------------
                                                                      19,642,903
                                                                    ------------

              TEXTILES, APPAREL & LUXURY GOODS--1.1%
  167,200     Oxford Industries, Inc. ...........................      5,664,736
                                                                    ------------

              THRIFTS & MORTGAGE FINANCE--3.3%
  490,124     Bank Mutual Corporation ...........................      5,582,512
  338,300     BankAtlantic Bancorp, Inc. Cl. A ..................      6,427,700
  136,050     Doral Financial Corp. .............................      4,391,694
                                                                    ------------
                                                                      16,401,906
                                                                    ------------

              TRANSPORTATION SERVICES--.7%
  188,400     Sirva Inc.* .......................................      3,681,336
                                                                    ------------

              TOTAL COMMON STOCKS
                (COST $388,855,143) .............................    468,824,431
                                                                    ------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--6.0%
  --------
              U.S. AGENCY OBLIGATIONS--5.9%
$29,800,000   Federal Home Loan Banks,
                0.56%, 1/2/04
                (COST $29,799,537) ..............................     29,799,537
                                                                    ------------

              SECURITIES HELD UNDER REPURCHASE AGREEMENTS--.1%
              Securities Held Under Repurchase
                Agreements, 0.85%, 1/2/04, with
                Bear, Stearns & Co. Inc., dtd 12/31/03,
                repurchase price $256,465; collateralized
                by U.S. Treasury Strips (par value
                $475,000 due 11/15/15) ..........................        256,441
                                                                    ------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $30,055,978) ..............................     30,055,978
                                                                    ------------
TOTAL INVESTMENTS
  (COST $418,911,121)(a) ...............................    99.7%    498,880,409
Other Assets in Excess of Liabilities ..................      .3       1,751,811
                                                           -----    ------------
NET ASSETS .............................................   100.0%   $500,632,220
                                                           =====    ============

--------------------------------------------------------------------------------
  * Non-income producing security.

(a) At December 31, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $419,462,812 amounted to $79,417,597 which consisted of aggregate gross unrealized appreciation of $83,719,386 and aggregate gross unrealized depreciation of $4,301,789.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2003

================================================================================

   SHARES     COMMON STOCKS--98.9%                                     VALUE
   ------                                                              -----
              BEVERAGES--1.3%
   25,000     Coca-Cola Company .................................   $  1,268,750
                                                                    ------------

              BIOTECHNOLOGY--3.0%
   22,900     Amgen Inc.* .......................................      1,415,220
   17,400     Chiron Corporation* ...............................        991,626
    6,750     Genentech, Inc.* ..................................        631,598
                                                                    ------------
                                                                       3,038,444
                                                                    ------------

              CAPITAL MARKETS--4.5%
   20,750     Goldman Sachs Group, Inc. .........................      2,048,648
   52,700     T. Rowe Price Group Inc. ..........................      2,498,507
                                                                    ------------
                                                                       4,547,155
                                                                    ------------

              COMMERCIAL BANKS--1.7%
   43,000     UCBH Holdings, Inc. ...............................      1,675,710
                                                                    ------------

              COMMUNICATION EQUIPMENT--4.4%
  131,500     Cisco Systems, Inc.* ..............................      3,194,135
  121,400     Corning Incorporated* .............................      1,266,202
                                                                    ------------
                                                                       4,460,337
                                                                    ------------

              COMPUTERS & PERIPHERALS--2.2%
   33,700     Dell Inc.* ........................................      1,144,452
   46,800     Hewlett-Packard Company ...........................      1,074,996
                                                                    ------------
                                                                       2,219,448
                                                                    ------------

              CONSUMER FINANCE--.5%
    8,700     Capital One Financial Corporation .................        533,223
                                                                    ------------

              DIVERSIFIED FINANCIAL SERVICES--2.6%
   54,200     Citigroup Inc. ....................................      2,630,868
                                                                    ------------

              ELECTRICAL EQUIPMENT & INSTRUMENTS--2.1%
   58,800     Rockwell Automation, Inc. .........................      2,093,280
                                                                    ------------

              FREIGHT & LOGISTICS--1.3%
   17,900     United Parcel Service, Inc. Cl. B .................      1,334,445
                                                                    ------------

              HEALTH CARE EQUIPMENT & SUPPLIES--2.3%
   42,100     Boston Scientific Corporation* ....................      1,547,596
   16,500     Medtronic, Inc. ...................................        802,065
                                                                    ------------
                                                                       2,349,661
                                                                    ------------

              HEALTH CARE PROVIDERS & SERVICES--1.8%
   42,000     HCA Inc. ..........................................      1,804,320
                                                                    ------------

              HOTELS, RESTAURANTS & LEISURE--7.3%
   49,800     Carnival Corporation ..............................      1,978,554
   58,000     Mandalay Resort Group .............................      2,593,760
   47,100     Royal Caribbean Cruises Ltd. ......................      1,638,609
   34,000     Starwood Hotels & Resorts Worldwide, Inc. .........      1,222,980
                                                                    ------------
                                                                       7,433,903
                                                                    ------------

              INDUSTRIAL CONGLOMERATES--6.4%
  102,150     General Electric Company ..........................      3,164,607
  127,150     Tyco International Ltd. ...........................      3,369,475
                                                                    ------------
                                                                       6,534,082
                                                                    ------------

              INSURANCE--1.9%
   28,500     American International Group, Inc. ................      1,888,980
                                                                    ------------

              INTERNET & CATALOG RETAIL--3.6%
   12,900     Amazon.com, Inc.* .................................        679,056
   46,500     eBay Inc.* ........................................      3,003,434
                                                                    ------------
                                                                       3,682,490
                                                                    ------------

              INTERNET SOFTWARE & SERVICES--2.8%
   62,500     Yahoo! Inc.* ......................................      2,823,125
                                                                    ------------

              MACHINERY--2.2%
   55,600     Dover Corporation .................................      2,210,100
                                                                    ------------

              MEDIA--4.0%
  114,000     Disney (Walt) Company .............................      2,659,620
   30,500     Viacom Inc. Cl. B .................................      1,353,590
                                                                    ------------
                                                                       4,013,210
                                                                    ------------

              METALS & MINING--.1%
    1,500     International Steel Group, Inc.* ..................         58,425
                                                                    ------------

              MULTILINE RETAIL--.7%
   19,500     Target Corporation ................................        748,800
                                                                    ------------

              OIL & GAS--2.2%
   26,000     ChevronTexaco Corporation .........................      2,246,140
                                                                    ------------

              PHARMACEUTICALS--12.6%
   53,350     Abbott Laboratories ...............................      2,486,110
   55,650     Bristol-Myers Squibb Company ......................      1,591,590
   54,000     GlaxoSmithKline PLC Sponsored ADR# ................      2,517,480
   43,675     Johnson & Johnson .................................      2,256,250
   87,930     Pfizer Inc. .......................................      3,106,567
   19,400     Wyeth .............................................        823,530
                                                                    ------------
                                                                      12,781,527
                                                                    ------------

              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--8.7%
   35,250     Analog Devices, Inc. ..............................      1,609,162
   34,000     Applied Materials, Inc.* ..........................        763,300
  103,225     Intel Corporation .................................      3,323,845
   35,600     Texas Instruments Incorporated ....................      1,045,928
   52,700     Xilinx, Inc. * ....................................      2,041,598
                                                                    ------------
                                                                       8,783,833
                                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2003 (CONT'D)

================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                                  VALUE
   ------                                                              -----
              SOFTWARE--6.4%
  136,000     Microsoft Corporation .............................   $  3,745,440
   78,400     PeopleSoft, Inc.* .................................      1,787,520
   25,700     VERITAS Software Corporation* .....................        955,013
                                                                    ------------
                                                                       6,487,973
                                                                    ------------

              SPECIALTY RETAIL--5.7%
   36,700     Best Buy Co., Inc. ................................      1,917,208
   66,200     Home Depot, Inc. ..................................      2,349,438
   67,000     TJX Companies, Inc. ...............................      1,477,350
                                                                    ------------
                                                                       5,743,996
                                                                    ------------

              THRIFTS & MORTGAGE FINANCE--1.1%
   20,500     MGIC Investment Corporation .......................      1,167,270
                                                                    ------------

              TOBACCO--3.3%
   61,200     Altria Group, Inc. ................................      3,330,504
                                                                    ------------

              WIRELESS TELECOMMUNICATION SERVICES--2.2%
   90,250     Vodafone Group PLC Sponsored ADR# .................      2,259,860
                                                                    ------------

              TOTAL COMMON STOCKS
                (COST $83,911,488) ..............................    100,149,859
                                                                    ------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--1.1%                             VALUE
   ------                                                              -----

              U.S. AGENCY OBLIGATIONS--.9%
 $900,000     Federal Home Loan Banks,
                0.56%, 1/2/04
                (COST $899,986) .................................   $    899,986
                                                                    ------------

              SECURITIES HELD UNDER REPURCHASE AGREEMENTS--.2%
              Securities Held Under Repurchase
                Agreements, 0.85%, 1/2/04, with
                Bear, Stearns & Co. Inc., dtd 12/31/03,
                repurchase price $214,065; collateralized
                by U.S. Treasury Strips (par value
                $395,000 due 11/15/15) ..........................        214,045
                                                                    ------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $1,114,031) ...............................      1,114,031
                                                                    ------------
TOTAL INVESTMENTS
  (COST $85,025,519)(a) ................................   100.0%    101,263,890
Other Assets In Excess of Liabilities ..................      .0           1,080
                                                           -----    ------------
NET ASSETS .............................................   100.0%   $101,264,970
                                                           =====    ============

--------------------------------------------------------------------------------
  * Non-income producing security.

  # American Depositary Receipts.

(a) At December 31, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $86,081,635 amounted to $15,182,255 which consisted of aggregate gross unrealized appreciation of $15,900,778 and aggregate gross unrealized depreciation of $718,523.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2003

================================================================================

   SHARES     COMMON STOCKS--56.1%                                     VALUE
   ------                                                              -----
              BIOTECHNOLOGY--3.0%
   62,296     Amgen Inc.* .......................................   $  3,849,893
   15,100     Chiron Corporation* ...............................        860,549
   56,200     Genentech, Inc.* ..................................      5,258,634
                                                                    ------------
                                                                       9,969,076
                                                                    ------------

              CAPITAL MARKETS--1.2%
   16,900     Affiliated Managers Group, Inc.* ..................      1,176,071
   59,400     T. Rowe Price Group Inc. ..........................      2,816,154
                                                                    ------------
                                                                       3,992,225
                                                                    ------------

              COMMERCIAL BANKS--.5%
   50,600     U.S. Bancorp ......................................      1,506,868
                                                                    ------------

              COMMUNICATION EQUIPMENT--3.5%
  248,350     Cisco Systems, Inc.* ..............................      6,032,422
  346,800     Corning Incorporated* .............................      3,617,124
  128,050     Nokia Oyj, ADR# ...................................      2,176,850
                                                                    ------------
                                                                      11,826,396
                                                                    ------------

              COMPUTERS & PERIPHERALS--2.3%
  205,600     EMC Corporation* ..................................      2,656,352
  124,650     Hewlett-Packard Company ...........................      2,863,211
  120,900     Seagate Technology ................................      2,285,010
                                                                    ------------
                                                                       7,804,573
                                                                    ------------

              CONSUMER FINANCE--.9%
   29,700     American Express Company ..........................      1,432,431
   23,300     Capital One Financial Corporation .................      1,428,057
                                                                    ------------
                                                                       2,860,488
                                                                    ------------

              DIVERSIFIED FINANCIAL SERVICES--.7%
   47,865     Citigroup Inc. ....................................      2,323,367
                                                                    ------------

              ENERGY EQUIPMENT & SERVICES--.6%
   48,300     BJ Services Company* ..............................      1,733,970
                                                                    ------------

              FREIGHT & LOGISTICS--.5%
   24,400     United Parcel Service, Inc. Cl. B .................      1,819,020
                                                                    ------------

              HEALTH CARE EQUIPMENT & SUPPLIES--2.7%
  141,950     Boston Scientific Corporation* ....................      5,218,082
   61,300     Medtronic, Inc. ...................................      2,979,793
   13,350     Varian Medical Systems, Inc.* .....................        922,485
                                                                    ------------
                                                                       9,120,360
                                                                    ------------

              HEALTH CARE PROVIDERS & SERVICES--2.4%
  101,100     Caremark Rx, Inc.* ................................      2,560,863
   74,550     Medco Health Solutions, Inc.* .....................      2,533,955
   50,700     UnitedHealth Group Incorporated ...................      2,949,726
                                                                    ------------
                                                                       8,044,544
                                                                    ------------

              HOTELS, RESTAURANTS & LEISURE--1.5%
   66,800     International Game Technology .....................      2,384,760
   77,850     Starwood Hotels & Resorts Worldwide, Inc. .........      2,800,265
                                                                    ------------
                                                                       5,185,025
                                                                    ------------

              INDUSTRIAL CONGLOMERATES--3.2%
  160,800     General Electric Company ..........................      4,981,584
  225,550     Tyco International Ltd. ...........................      5,977,075
                                                                    ------------
                                                                      10,958,659
                                                                    ------------

              INSURANCE--1.2%
   62,200     American International Group, Inc. ................      4,122,616
                                                                    ------------

              INTERNET & CATALOG RETAIL--4.1%
   94,650     Amazon.com, Inc.* .................................      4,982,376
   97,000     eBay Inc.* ........................................      6,265,230
   49,650     NetFlix Inc.* .....................................      2,715,359
                                                                    ------------
                                                                      13,962,965
                                                                    ------------

              INTERNET SOFTWARE & SERVICES--1.7%
  130,700     Yahoo! Inc.* ......................................      5,903,719
                                                                    ------------

              MEDIA--2.7%
   97,150     Disney (Walt) Company .............................      2,266,510
   71,650     Fox Entertainment Group, Inc. Cl. A* ..............      2,088,597
  162,709     Hughes Electronics Corporation* ...................      2,692,829
   18,198     News Corporation Limited Sponsored ADR# ...........        550,504
   59,550     XM Satellite Radio Holdings Inc. Cl. A* ...........      1,569,738
                                                                    ------------
                                                                       9,168,178
                                                                    ------------

              MULTILINE RETAIL--1.1%
   92,300     Target Corporation ................................      3,544,320
                                                                    ------------

              OIL & GAS--1.1%
   63,140     Devon Energy Corporation ..........................      3,615,396
                                                                    ------------

              PHARMACEUTICALS--4.4%
   19,725     Abbott Laboratories ...............................        919,185
   25,400     Allergan, Inc. ....................................      1,950,974
   81,300     GlaxoSmithKline PLC Sponsored ADR# ................      3,790,206
   82,150     Novartis AG ADR# ..................................      3,769,863
   45,600     Teva Pharmaceutical Industries Ltd.ADR# ...........      2,585,976
   37,500     Watson Pharmaceuticals Inc.* ......................      1,725,000
                                                                    ------------
                                                                      14,741,204
                                                                    ------------

              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.9%
   99,350     Analog Devices, Inc. ..............................      4,535,327
  108,900     Applied Materials, Inc.* ..........................      2,444,805
  149,000     Intel Corporation .................................      4,797,800
  192,100     Teradyne, Inc.* ...................................      4,888,945
  110,900     Texas Instruments Incorporated ....................      3,258,242
   89,900     Xilinx, Inc. * ....................................      3,482,726
                                                                    ------------
                                                                      23,407,845
                                                                    ------------

              SOFTWARE--5.4%
  274,900     Microsoft Corporation .............................      7,570,746
  176,950     PeopleSoft, Inc.* .................................      4,034,460
  115,100     Synopsys, Inc.* ...................................      3,885,776
   75,450     VERITAS Software Corporation * ....................      2,803,722
                                                                    ------------
                                                                      18,294,704
                                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2003 (CONT'D)

================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                                  VALUE
   ------                                                              -----
              SPECIALTY RETAIL--3.3%
   42,150     Best Buy Co., Inc. ................................   $  2,201,916
  122,750     Home Depot, Inc. ..................................      4,356,397
  151,850     The Gap, Inc. .....................................      3,524,438
   51,250     TJX Companies, Inc. ...............................      1,130,062
                                                                    ------------
                                                                      11,212,813
                                                                    ------------

              WIRELESS TELECOMMUNICATION SERVICES--1.2%
   37,800     Nextel Communications, Inc. Cl. A* ................      1,060,668
  125,150     Vodafone Group PLC Sponsored ADR# .................      3,133,756
                                                                    ------------
                                                                       4,194,424
                                                                    ------------

              TOTAL COMMON STOCKS
                (COST $158,309,378) .............................    189,312,755
                                                                    ------------
  PRINCIPAL
   AMOUNT     CORPORATE BONDS--16.3%
  --------

              AEROSPACE & DEFENSE--.7%
$  555,000    Boeing Capital Corp.,
                6.50%, 2/15/12 ..................................        607,770
   550,000    Northrop Grumman Corporation,
                7.125%, 2/15/11 .................................        637,028
 1,038,000    United Technologies,
                4.875%, 11/1/06 .................................      1,102,373
                                                                    ------------
                                                                       2,347,171
                                                                    ------------

              AUTOMOTIVE--1.3%
   770,000    Ford Motor Credit Company,
                6.875%, 2/1/06 ..................................        822,225
   875,000    Ford Motor Credit Company,
                7.875%, 6/15/10 .................................        978,945
   790,000    DaimlerChrysler N.A. Holding Corp.,
                4.05%, 6/4/08 ...................................        785,406
 1,000,000    General Motors Acceptance Corp.,
                4.50%, 7/15/06 ..................................      1,029,375
   815,000    General Motors Acceptance Corp.,
                8.00%, 11/1/31 ..................................        917,951
                                                                    ------------
                                                                       4,533,902
                                                                    ------------

              AUTOMOTIVE EQUIPMENT & SERVICES--.2%
   600,000    Hertz Corp.,
                4.70%, 10/2/06 ..................................        610,951
                                                                    ------------

              BEVERAGES--.7%
   825,000    Anheuser-Busch Companies, Inc.,
                7.00%, 12/1/25 ..................................        908,768
 1,500,000    Coca-Cola Enterprises Inc.,
                5.25%, 5/15/07 ..................................      1,610,341
                                                                    ------------
                                                                       2,519,109
                                                                    ------------

              CAPITAL MARKETS--1.6%
 2,000,000    Goldman Sachs Group, Inc.,
                6.60%, 1/15/12 ..................................      2,238,590
   850,000    J.P. Morgan Chase & Co.,
                3.625%, 5/1/08 ..................................        852,556
 2,000,000    Morgan Stanley,
                6.75%, 4/15/11 ..................................      2,266,144
                                                                    ------------
                                                                       5,357,290
                                                                    ------------

  PRINCIPAL
   AMOUNT                                                              VALUE
   ------                                                              -----

              COMMERCIAL BANKS--1.4%
$2,000,000    Associates Corp. North America,
                6.95%, 11/1/18 ..................................   $  2,303,916
 1,500,000    Bank of America Corp.,
                7.40%, 1/15/11 ..................................      1,761,712
   551,000    US Bancorp National Association, Minneapolis,
                6.50%, 2/1/08 ...................................        613,831
                                                                    ------------
                                                                       4,679,459
                                                                    ------------

              COMMUNICATION SERVICES--.2%
   675,000    AT&T Wireless Services Inc.,
                7.50%, 5/1/07 ...................................        757,365
                                                                    ------------

              COMPUTERS & PERIPHERALS--.3%
   801,000    International Business Machines Corporation,
                8.375%, 11/1/19 .................................      1,052,204
                                                                    ------------

              CONSUMER FINANCE--.3%
 1,000,000    American Express Credit,
                3.00%, 5/16/08 ..................................        979,664
                                                                    ------------

              DIVERSIFIED FINANCIAL SERVICES--.5%
   500,000    Block Financial Corp.,
                8.50%, 4/15/07 ..................................        577,863
 1,225,000    Household Finance Corp.,
                4.625%, 1/15/08 .................................      1,274,587
                                                                    ------------
                                                                       1,852,450
                                                                    ------------

              DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
   490,000    Bell South Capital Funding Corp.,
                7.875%, 2/15/30 .................................        596,765
   555,000    Sprint Capital Corp.,
                6.00%, 1/15/07 ..................................        593,258
 1,068,000    Verizon New York Inc., Series A,
                6.875%, 4/1/12 ..................................      1,184,008
 1,250,000    Verizon Wireless Capital LLC Note,
                5.375%, 12/15/06 ................................      1,334,969
                                                                    ------------
                                                                       3,709,000
                                                                    ------------

              ELECTRIC UTILITIES--1.2%
   660,000    AEP Texas North Company Senior Notes,
                5.50%, 3/1/13 ...................................        677,369
 1,500,000    Con Edison Company Of New York,
                5.625%, 7/1/12 ..................................      1,595,088
   873,000    Dominion Resources, Inc.,
                5.00%, 3/15/13 ..................................        870,837
   400,000    Potomac Electric Power Co.,
                7.00%, 1/15/24 ..................................        411,918
   500,000    Washington Gas Light Co.,
                6.51%, 8/18/08 ..................................        556,350
                                                                    ------------
                                                                       4,111,562
                                                                    ------------

              ENERGY EQUIPMENT & SERVICES--.5%
 1,500,000    Baker Hughes Inc.,
                6.25%, 1/15/09 ..................................      1,670,112
                                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2003 (CONT'D)

================================================================================

  PRINCIPAL
   AMOUNT     CORPORATE BONDS--(CONT'D)                                VALUE
   ------                                                              -----
              FOOD & STAPLES RETAILING--.6%
$1,000,000    Safeway Inc.,
                6.15%, 3/1/06 ...................................   $  1,070,532
 1,000,000    Wal-Mart Stores, Inc.,
                4.55%, 5/1/13 ...................................        989,590
                                                                    ------------
                                                                       2,060,122
                                                                    ------------

              FOOD PRODUCTS--.3%
 1,025,000    Kraft Foods Inc.,
                6.25%, 6/1/12 ...................................      1,118,949
                                                                    ------------

              INDUSTRIAL CONGLOMERATES--1.0%
 1,740,000    General Electric Company,
                5.00%, 2/1/13 ...................................      1,762,911
   800,000    Tyco International Group SA,
                5.80%, 8/1/06 ...................................        850,000
   650,000    Tyco International Group SA,
                6.00%, 11/15/13 (a) .............................        672,750
                                                                    ------------
                                                                       3,285,661
                                                                    ------------

              INSURANCE--.7%
   700,000    GE Global Insurance,
                7.75%, 6/15/30 ..................................        820,200
   500,000    Loews Corp.,
                7.625%, 6/1/23 ..................................        514,395
   750,000    Safeco Corporation,
                7.25%, 9/1/12 ...................................        863,026
                                                                    ------------
                                                                       2,197,621
                                                                    ------------

              MEDIA--1.5%
   900,000    AOL Time Warner Inc.,
                6.875%, 5/1/12 ..................................      1,014,732
   748,000    Comcast Corporation,
                6.50%, 1/15/15 ..................................        813,535
   777,000    Cox Enterprises, Inc.,
                4.375%, 5/1/08 (a) ..............................        790,112
   645,000    Liberty Media Corporation Floating Rate Note,
                2.67%, 9/17/06 ..................................        652,520
   551,000    News America Inc.,
                6.625%, 1/9/08 ..................................        613,390
   950,000    Viacom Inc.,
                7.875%, 7/30/30 .................................      1,185,444
                                                                    ------------
                                                                       5,069,733
                                                                    ------------

              OIL & GAS--.5%
 1,500,000    Conoco Funding Co.,
                6.35%, 10/15/11 .................................      1,684,353
                                                                    ------------

              PHARMACEUTICALS--.4%
 1,000,000    Pharmacia Corporation,
                6.50%, 12/1/18 ..................................      1,164,861
                                                                    ------------

              RETAIL--.2%
   480,000    Fred Meyer, Inc., Sr. Notes,
                7.45%, 3/1/08 ...................................        547,182
                                                                    ------------

              TELEPHONES--.4%
 1,000,000    Deutsche Telek International Finance
                B V Gtd Notes,
                8.50%, 6/15/10 ..................................      1,210,972
                                                                    ------------

              THRIFTS & MORTGAGE FINANCE--.4%
 1,300,000    Washington Mutual, Inc.,
                4.375%, 1/15/08 .................................      1,337,673
                                                                    ------------

              WIRELESS TELECOMMUNICATION SERVICES--.3%
 1,000,000    Vodafone Airtouch PLC,
                7.75%, 2/15/10 ..................................      1,186,968
                                                                    ------------

              TOTAL CORPORATE BONDS
                (COST $53,002,698) ..............................     55,044,334
                                                                    ------------

              CORPORATE INVESTMENT GRADE TRUST--.7%
 2,250,000    Core Investment Grade Bond Trust I,
                4.727%, 11/30/07
                (COST $2,250,000) ...............................      2,333,588
                                                                    ------------

              U.S. GOVERNMENT & AGENCY
                OBLIGATIONS--24.8%
              Federal Farm Credit Banks,
 1,300,000      2.125%, 8/15/05 .................................      1,308,020
 2,000,000      5.87%, 9/2/08 ...................................      2,206,804
              Federal Home Loan Banks,
 2,000,000      5.25%, 2/13/04 ..................................      2,009,240
   100,000      3.52%, 2/25/04 ..................................        100,356
 1,500,000      7.25%, 5/13/05 ..................................      1,616,739
 1,000,000      6.375%, 8/15/06 .................................      1,099,738
 1,000,000      6.75%, 8/15/07 ..................................      1,127,357
              Federal National Mortgage Association,
    50,000      7.40%, 7/1/04 ...................................         51,516
 1,000,000      7.125%, 2/15/05 .................................      1,063,501
 4,110,000      1.875%, 9/15/05 .................................      4,121,446
 2,500,000      2.25%, 5/15/06 ..................................      2,501,422
   500,000      6.96%, 4/2/07 ...................................        565,714
 1,300,000      6.625%, 10/15/07 ................................      1,467,132
 1,380,000      3.25%, 8/15/08 ..................................      1,370,477
 3,000,000      6.375%, 6/15/09 .................................      3,396,360
              Student Loan Marketing Association,
 1,000,000      5.25%, 3/15/06 ..................................      1,066,809

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2003 (CONT'D)

================================================================================

  PRINCIPAL   U.S. GOVERNMENT & AGENCY
   AMOUNT       OBLIGATIONS--(CONT'D)                                  VALUE
   ------                                                              -----
              U.S. Treasury Bonds,
$2,341,000      7.50%, 11/15/16 .................................   $  2,981,118
 1,000,000      8.875%, 8/15/17 .................................      1,416,563
 1,676,000      9.125%, 5/15/18 .................................      2,431,315
   331,000      8.125%, 8/15/19 .................................        447,212
 7,860,000      6.25%, 8/15/23 ..................................      8,961,327
 6,352,000      6.00%, 2/15/26 ..................................      7,046,007
 2,000,000      5.50%, 8/15/28 ..................................      2,083,830
 1,107,000      5.25%, 11/15/28 .................................      1,115,347
   275,000      5.25%, 2/15/29 ..................................        277,514
 3,652,000      5.375%, 2/15/31 .................................      3,809,639
              U.S. Treasury Notes,
 1,000,000      5.875%, 11/15/04 ................................      1,040,391
 2,300,000      2.00%, 11/30/04 .................................      2,317,160
 1,145,000      1.75%, 12/31/04 .................................      1,151,128
   130,000      1.625%, 4/30/05 .................................        130,432
 3,000,000      6.75%, 5/15/05 ..................................      3,217,032
12,542,000      1.125%, 6/30/05 .................................     12,478,801
 1,550,000      6.50%, 8/15/05 ..................................      1,672,669
   626,000      5.75%, 11/15/05 .................................        672,315
   560,000      2.00%, 5/15/06 ..................................        560,284
   113,000      6.50%, 10/15/06 .................................        125,902
 2,575,000      2.625%, 5/15/08 .................................      2,537,081
 2,298,000      3.125%, 9/15/08 .................................      2,297,373
                                                                    ------------
              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                (COST $83,066,093) ..............................     83,843,071
                                                                    ------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--1.6%                             VALUE
   ------                                                              -----

              U.S. AGENCY OBLIGATIONS--1.6%
$5,300,000    Federal Home Loan Banks,
                0.56%, 1/2/04
                (COST $5,299,918) ...............................   $  5,299,918
                                                                    ------------

              SECURITIES HELD UNDER REPURCHASE AGREEMENTS
              Securities Held Under Repurchase
                Agreements, 0.85%, 1/2/04, with
                Bear, Stearns & Co. Inc., dtd 12/31/03,
                repurchase price $273,775; collateralized
                by U.S. Treasury Strips (par value
                $505,000 due 11/15/15) ..........................        273,749
                                                                    ------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $5,573,667) ...............................      5,573,667
                                                                    ------------
TOTAL INVESTMENTS
  (COST $302,201,836)(b) ...............................    99.5%    336,107,415
Other Assets In Excess of Liabilities ..................      .5       1,562,254
                                                           -----    ------------
NET ASSETS .............................................   100.0%   $337,669,669
                                                           =====    ============

--------------------------------------------------------------------------------
  * Non-income producing security.

  # American Depositary Receipts.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) At December 31, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $304,172,365 amounted to $31,935,050 which consisted of aggregate gross unrealized appreciation of $34,143,122 and aggregate gross unrealized depreciation of $2,208,072.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2003

================================================================================

   SHARES     COMMON STOCKS--98.4%                                     VALUE
   ------                                                              -----
              AEROSPACE & DEFENSE--1.5%
  124,525     L-3 Communications Holdings, Inc.* ................   $  6,395,604
                                                                    ------------

              BIOTECHNOLOGY--6.2%
  139,400     Celgene Corporation* ..............................      6,275,788
  162,700     Gen-Probe Incorporated* ...........................      5,933,669
   60,100     Invitrogen Corporation* ...........................      4,207,000
  505,500     Millennium Pharmaceuticals, Inc.* .................      9,437,685
                                                                    ------------
                                                                      25,854,142
                                                                    ------------

              CAPITAL MARKETS--5.2%
  132,597     Affiliated Managers Group, Inc.* ..................      9,227,425
  963,700     E*TRADE Financial Corporation* ....................     12,190,805
                                                                    ------------
                                                                      21,418,230
                                                                    ------------

              COMMERCIAL SERVICES & SUPPLIES--1.9%
   39,700     Corinthian Colleges, Inc.* ........................      2,205,732
  177,900     Monster Worldwide Inc.* ...........................      3,906,684
  299,950     Service Corporation International* ................      1,616,730
                                                                    ------------
                                                                       7,729,146
                                                                    ------------

              COMMUNICATION EQUIPMENT--3.6%
   83,300     Advanced Fibre Communications, Inc.* ..............      1,678,495
  575,500     CIENA Corporation* ................................      3,821,320
  308,800     Comverse Technology, Inc.* ........................      5,431,792
  146,700     Scientific-Atlanta, Inc. ..........................      4,004,910
                                                                    ------------
                                                                      14,936,517
                                                                    ------------

              COMPUTER SOFTWARE--1.0%
2,418,100     i2 Technologies, Inc.* ............................      4,014,046
                                                                    ------------

              COMPUTERS & PERIPHERALS--2.4%
  123,100     Maxtor Corporation* ...............................      1,366,410
  738,500     PalmOne, Inc.* ....................................      8,677,375
                                                                    ------------
                                                                      10,043,785
                                                                    ------------

              ELECTRONIC EQUIPMENT & INSTRUMENTS--3.0%
  227,100     Rockwell Automation, Inc. .........................      8,084,760
  172,350     Thermo Electron Corporation* ......................      4,343,220
                                                                    ------------
                                                                      12,427,980
                                                                    ------------

              ENERGY EQUIPMENT & SERVICES--3.1%
  275,970     Cooper Cameron Corporation* .......................     12,860,202
                                                                    ------------

              HEALTH CARE EQUIPMENT & SUPPLIES--1.4%
   83,200     Varian Medical Systems, Inc.* .....................      5,749,120
                                                                    ------------

              HEALTH CARE PROVIDERS & SERVICES--9.9%
  126,000     Health Management Associates, Inc. Cl. A ..........      3,024,000
   97,900     Laboratory Corporation of America Holdings* .......      3,617,405
  168,100     Medco Health Solutions, Inc* ......................      5,713,719
  160,400     Omnicare, Inc. ....................................      6,478,556
   71,500     PacifiCare Health Systems, Inc.* ..................      4,833,400
  117,900     Quest Diagnostics Incorporated* ...................      8,619,669
  386,700     VISX, Incorporated* ...............................      8,952,105
                                                                    ------------
                                                                      41,238,854
                                                                    ------------

              HOTELS, RESTAURANTS & LEISURE--6.1%
  107,900     Alliance Gaming Corporation* ......................      2,659,735
   20,350     GTECH Holdings Corporation ........................      1,007,122
  444,800     Hilton Hotels Corporation .........................      7,619,424
   74,350     International Speedway Corporation Cl. A ..........      3,320,471
   91,400     MGM MIRAGE* .......................................      3,437,554
  148,700     Multimedia Games, Inc.* ...........................      6,111,570
   38,750     Starbucks Corporation* ............................      1,281,075
                                                                    ------------
                                                                      25,436,951
                                                                    ------------

              INFORMATION TECHNOLOGY SERVICES--.4%
   66,400     Alliance Data Systems Corporation* ................      1,837,952
                                                                    ------------

              INSURANCE--1.5%
    3,900     China Life Insurance Co., Limited* ................        128,583
  179,750     Willis Group Holdings Limited .....................      6,124,083
                                                                    ------------
                                                                       6,252,666
                                                                    ------------

              INTERNET & CATALOG RETAIL--4.1%
  314,525     NetFlix Inc.* .....................................     17,201,372
                                                                    ------------

              INTERNET SOFTWARE & SERVICES--2.0%
  245,300     SINA Corp.* .......................................      8,278,875
                                                                    ------------

              MACHINERY--1.5%
  155,000     Dover Corporation .................................      6,161,250
                                                                    ------------

              MEDIA--5.3%
   85,890     Entercom Communications Corp.* ....................      4,548,735
  786,800     Gemstar-TV Guide International, Inc.* .............      3,973,340
  512,800     XM Satellite Radio Holdings Inc. Cl. A* ...........     13,517,408
                                                                    ------------
                                                                      22,039,483
                                                                    ------------

              METALS & MINING--.1%
    5,800     International Steel Group, Inc.* ..................        225,910
                                                                    ------------

              OIL & GAS--2.4%
  212,100     EOG Resources, Inc. ...............................      9,792,657
                                                                    ------------

              PHARMACEUTICALS--3.2%
   52,300     Allergan, Inc. ....................................      4,017,163
  201,300     Watson Pharmaceuticals Inc.* ......................      9,259,800
                                                                    ------------
                                                                      13,276,963
                                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2003 (CONT'D)

================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                                 VALUE
   ------                                                             -----
              ROAD & RAIL--1.5%
  175,700     Yellow Roadway Corporation* .......................  $  6,355,069
                                                                   ------------

              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--12.8%
  319,900     Altera Corporation* ...............................     7,261,730
  410,050     Cree, Inc.* .......................................     7,253,784
  144,300     Cypress Semiconductor Corporation* ................     3,082,248
  236,100     Novellus Systems, Inc.* ...........................     9,928,005
  150,050     Rambus Inc.* ......................................     4,606,535
  824,300     Skyworks Solutions, Inc.* .........................     7,171,410
  391,200     Teradyne, Inc.* ...................................     9,956,040
   95,100     Xilinx, Inc. * ....................................     3,684,174
                                                                   ------------
                                                                     52,943,926
                                                                   ------------

              SOFTWARE--8.4%
  188,850     Amdocs Limited* ...................................     4,245,348
  120,750     Fair Isaac Corporation ............................     5,936,070
  111,957     PalmSource, Inc.* .................................     2,439,543
  463,600     PeopleSoft, Inc.* .................................    10,570,080
  340,450     Synopsys, Inc.* ...................................    11,493,592
                                                                   ------------
                                                                     34,684,633
                                                                   ------------

              SPECIALTY RETAIL--6.2%
   49,500     Advance Auto Parts, Inc.* .........................     4,029,300
   48,900     AnnTaylor Stores Corporation* .....................     1,907,100
   59,600     Best Buy Co., Inc. ................................     3,113,504
   62,850     Hot Topic, Inc.* ..................................     1,851,561
  221,400     Pacific Sunwear of California, Inc.* ..............     4,675,968
  261,600     Tractor Supply Company* ...........................    10,173,623
                                                                   ------------
                                                                     25,751,056
                                                                   ------------

              TEXTILES, APPAREL & LUXURY GOODS--1.0%
  142,000     Fossil, Inc.* .....................................     3,977,420
                                                                   ------------

              THRIFTS & MORTGAGE FINANCE--.3%
   18,400     MGIC Investment Corp. .............................     1,047,696
                                                                   ------------

              TRADING COMPANIES & DISTRIBUTORS--1.3%
  113,725     W. W. Grainger, Inc. ..............................     5,389,428
                                                                   ------------

              WIRELESS TELECOMMUNICATION SERVICES--1.1%
  131,600     SpectraSite, Inc.* ................................     4,573,100
                                                                   ------------

              TOTAL COMMON STOCKS
                (COST $348,404,147) .............................   407,894,033
                                                                   ------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--1.7%                            VALUE
   ------                                                             -----
              U.S. AGENCY OBLIGATIONS--1.7%
$7,000,000    Federal Home Loan Banks,
                0.56%, 1/2/04
                (COST $6,999,891) ...............................  $  6,999,891
                                                                   ------------

              SECURITIES HELD UNDER REPURCHASE AGREEMENTS
              Securities Held Under Repurchase
                Agreements, 0.85%, 1/2/04, with
                Bear, Stearns & Co. Inc., dtd 12/31/03,
                repurchase price $296,820; collateralized
                by U.S. Treasury Strips (par value
                $545,000 due 11/15/15) ..........................       296,792
                                                                   ------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $7,296,683) ...............................     7,296,683
                                                                   ------------
TOTAL INVESTMENTS
  (COST $355,700,830)(a) ...............................   100.1%   415,190,716
Liabilities in Excess of Other Assets ..................     (.1)      (557,318)
                                                           -----   ------------
NET ASSETS .............................................   100.0%  $414,633,398
                                                           =====   ============

--------------------------------------------------------------------------------
  * Non-income producing security.

(a) At December 31, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $356,670,887 amounted to $58,519,829 which consisted of aggregate gross unrealized appreciation of $65,095,821 and aggregate gross unrealized depreciation of $6,575,992.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2003

================================================================================

   SHARES     COMMON STOCKS--96.3%                                     VALUE
   ------                                                              -----
              BIOTECHNOLOGY--8.4%
   94,500     Amgen Inc.* .......................................   $  5,840,100
  149,200     Genentech, Inc.* ..................................     13,960,644
   46,100     Invitrogen Corporation* ...........................      3,227,000
  332,700     Millennium Pharmaceuticals, Inc* ..................      6,211,509
  180,600     QLT Inc.* .........................................      3,404,310
                                                                    ------------
                                                                      32,643,563
                                                                    ------------

              CAPITAL MARKETS--2.8%
  179,700     Bank of New York Company, Inc. (The) ..............      5,951,664
   84,000     Morgan Stanley ....................................      4,861,080
                                                                    ------------
                                                                      10,812,744
                                                                    ------------

              COMMERCIAL BANKS--1.4%
  176,300     U.S. Bancorp ......................................      5,250,214
                                                                    ------------

              COMMERCIAL SERVICES & SUPPLIES--1.5%
   45,650     Apollo Group, Inc. Cl. A* .........................      3,104,200
  126,800     Monster Worldwide Inc.* ...........................      2,784,528
                                                                    ------------
                                                                       5,888,728
                                                                    ------------

              COMMUNICATION EQUIPMENT--10.6%
  396,100     Advanced Fibre Communications, Inc.* ..............      7,981,415
1,021,300     Brocade Communications Systems, Inc.* .............      5,903,114
  896,000     CIENA Corporation* ................................      5,949,440
  363,500     Cisco Systems, Inc.* ..............................      8,829,415
  318,900     Comverse Technology, Inc.* ........................      5,609,451
  686,800     Corning Incorporated* .............................      7,163,324
                                                                    ------------
                                                                      41,436,159
                                                                    ------------

              CONSUMER FINANCE--1.6%
  103,350     Capital One Financial Corporation .................      6,334,322
                                                                    ------------

              DIVERSIFIED FINANCIAL SERVICES--2.5%
  203,600     Citigroup Inc. ....................................      9,882,744
                                                                    ------------

              ENERGY EQUIPMENT & SERVICES--1.1%
  162,900     Halliburton Company ...............................      4,235,400
                                                                    ------------

              HEALTH CARE EQUIPMENT & SUPPLIES--5.8%
  332,990     Boston Scientific Corporation* ....................     12,240,712
   66,700     Guidant Corporation ...............................      4,015,340
   30,900     Varian Medical Systems, Inc.* .....................      2,135,190
   57,100     Zimmer Holdings, Inc.* ............................      4,019,840
                                                                    ------------
                                                                      22,411,082
                                                                    ------------

              HEALTH CARE PROVIDERS & SERVICES--4.3%
  174,500     Health Management Associates, Inc. Cl. A ..........      4,188,000
  144,300     Medco Health Solutions, Inc.* .....................      4,904,757
  105,000     Quest Diagnostics Incorporated* ...................      7,676,550
                                                                    ------------
                                                                      16,769,307
                                                                    ------------

              HOTELS, RESTAURANTS & LEISURE--1.3%
  115,200     International Game Technology .....................      4,112,640
   29,900     Royal Caribbean Cruises Ltd. ......................      1,040,221
                                                                    ------------
                                                                       5,152,861
                                                                    ------------

              INFORMATION TECHNOLOGY SERVICES--1.0%
   84,800     Cognizant Technology Solutions
                Corporation Cl. A* ..............................      3,870,272
                                                                    ------------

              INTERNET & CATALOG RETAIL--4.3%
  261,100     eBay Inc.* ........................................     16,864,449
                                                                    ------------

              INTERNET SOFTWARE & SERVICES--5.4%
  289,800     United Online, Inc.* ..............................      4,865,742
  359,100     Yahoo! Inc.* ......................................     16,220,547
                                                                    ------------
                                                                      21,086,289
                                                                    ------------

              MACHINERY--1.2%
   57,500     Caterpillar Inc. ..................................      4,773,650
                                                                    ------------

              MEDIA--4.2%
  332,300     Disney (Walt) Company .............................      7,752,559
  487,200     Time Warner Inc.* .................................      8,764,728
                                                                    ------------
                                                                      16,517,287
                                                                    ------------

              PHARMACEUTICALS--5.2%
   26,200     Allergan, Inc. ....................................      2,012,422
  361,000     Pfizer Inc. .......................................     12,754,130
   96,300     Teva Pharmaceutical Industries Ltd. ADR# ..........      5,461,173
                                                                    ------------
                                                                      20,227,725
                                                                    ------------

              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--15.4%
  351,400     Applied Materials, Inc.* ..........................      7,888,930
  347,600     Broadcom Corporation Cl. A* .......................     11,849,684
  188,300     Intel Corporation .................................      6,063,260
  245,595     Intersil Corporation Cl. A ........................      6,103,036
  423,300     Kulicke & Soffa Industries Inc.* ..................      6,087,054
  405,700     Micron Technology, Inc.* ..........................      5,464,779
  156,800     National Semiconductor Corporation* ...............      6,179,488
   90,900     Novellus Systems, Inc.* ...........................      3,822,345
  223,600     Texas Instruments Incorporated ....................      6,569,368
                                                                    ------------
                                                                      60,027,944
                                                                    ------------

              SOFTWARE--8.0%
  254,600     Activision, Inc.* .................................      4,633,720
  401,900     Novell Inc.* ......................................      4,227,988
  317,100     Oracle Corporation* ...............................      4,185,720
  544,400     PeopleSoft, Inc.* .................................     12,412,320
  156,400     VERITAS Software Corporation * ....................      5,811,824
                                                                    ------------
                                                                      31,271,572
                                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 2003 (CONT'D)

================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                                  VALUE
   ------                                                              -----
              SPECIALTY RETAIL--6.6%
  145,200     Bed Bath & Beyond Inc.* ...........................   $  6,294,420
  304,600     Home Depot, Inc. ..................................     10,810,254
   68,500     Pacific Sunwear of California, Inc.* ..............      1,446,720
  301,900     The Gap, Inc. .....................................      7,007,099
                                                                    ------------
                                                                      25,558,493
                                                                    ------------

              TEXTILES, APPAREL & LUXURY GOODS--1.1%
  110,600     Coach, Inc.* ......................................      4,175,150
                                                                    ------------

              THRIFTS & MORTGAGE FINANCE--1.0%
   67,100     MGIC Investment Corp. .............................      3,820,674
                                                                    ------------

              WIRELESS TELECOMMUNICATION SERVICES--1.6%
  156,200     Nextel Communications, Inc. Cl. A* ................      4,382,972
   52,900     SpectraSite, Inc.* ................................      1,838,275
                                                                    ------------
                                                                       6,221,247
                                                                    ------------

              TOTAL COMMON STOCKS
                (COST $320,729,108) .............................    375,231,876
                                                                    ------------


 PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--3.2%                             VALUE
   ------                                                              -----
              U.S. AGENCY OBLIGATIONS--3.1%
$12,000,000   Federal Home Loan Banks, 0.56%, 1/2/04
                (COST $11,999,813) ..............................   $ 11,999,813
                                                                    ------------

              SECURITIES HELD UNDER REPURCHASE AGREEMENTS--.1%
              Securities Held Under Repurchase
                Agreements, 0.85%, 1/2/04, with
                Bear, Stearns & Co. Inc., dtd 12/31/03,
                repurchase price $294,128;
                collateralized by U.S. Treasury Strips
                (par value $540,000 due 11/15/15) ...............        294,107
                                                                    ------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $12,293,920) ..............................     12,293,920
                                                                    ------------
TOTAL INVESTMENTS
  (COST $333,023,028)(a) ...............................    99.5%    387,525,796
Other Assets In Excess of Liabilities ..................      .5       2,090,898
                                                           -----    ------------
NET ASSETS .............................................   100.0%   $389,616,694
                                                           =====    ============

--------------------------------------------------------------------------------
  * Non-income producing security.

  # American Depositary Receipts.

(a) At December 31, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $333,023,028 amounted to $54,502,768 which consisted of aggregate gross unrealized appreciation of $59,758,892 and aggregate gross unrealized depreciation of $5,256,124.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
===================================================================================================================================

                                                 INCOME FROM INVESTMENT OPERATIONS
                                                 ---------------------------------
                                     NET ASSET                        NET REALIZED                                     DISTRIBUTIONS
                                       VALUE,                        AND UNREALIZED     TOTAL FROM    DIVIDENDS FROM     FROM NET
                                     BEGINNING   NET INVESTMENT        GAIN (LOSS)      INVESTMENT    NET INVESTMENT     REALIZED
                                     OF PERIOD    INCOME (LOSS)      ON INVESTMENTS     OPERATIONS        INCOME           GAINS
                                     ---------   --------------      --------------    ------------   --------------   -------------
ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/03 ...............  $24.63       $(0.02)              $ 8.68           $ 8.66           $   --         $   --
  Year ended 12/31/02 ...............   36.77        (0.01)              (12.12)          (12.13)           (0.01)            --
  Year ended 12/31/01 ...............   47.27         0.01                (4.88)           (4.87)           (0.10)         (5.53)
  Year ended 12/31/00 ...............   64.38         0.10                (8.75)           (8.65)              --          (8.46)
  Year ended 12/31/99 ...............   53.22        (0.03)               16.66            16.63            (0.08)         (5.39)
  CLASS S
  Year ended 12/31/03 ...............  $24.61       $(0.05)              $ 8.62           $ 8.57           $   --         $   --
  Eight months ended
    12/31/02(i)(ii) .................   33.28        (0.01)               (8.66)           (8.67)              --             --
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS O
  Year ended 12/31/03 ...............  $12.21       $(0.15)              $ 5.32           $ 5.17           $   --         $   --
  Year ended 12/31/02 ...............   16.55        (0.11)               (4.23)           (4.34)              --             --
  Year ended 12/31/01 ...............   23.49        (0.03)               (6.90)           (6.93)           (0.01)            --
  Year ended 12/31/00 ...............   55.15         0.01(iii)          (12.80)          (12.79)              --         (18.87)
  Year ended 12/31/99 ...............   43.97        (0.12)(iii)          16.98            16.86               --          (5.68)
  CLASS S
  Year ended 12/31/03 ...............  $12.19       $(0.15)              $ 5.27           $ 5.12           $   --         $   --
  Eight months ended
    12/31/02(i)(ii) .................   16.02        (0.08)               (3.75)           (3.83)              --             --
ALGER AMERICAN INCOME
& GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/03 ...............  $ 7.24        $0.05               $ 2.11           $ 2.16           $(0.03)        $   --
  Year ended 12/31/02 ...............   10.57         0.02                (3.29)           (3.27)           (0.06)            --
  Year ended 12/31/01 ...............   13.26         0.05                (1.86)           (1.81)           (0.05)         (0.83)
  Year ended 12/31/00 ...............   17.58         0.05                (0.44)           (0.39)           (0.01)         (3.92)
  Year ended 12/31/99 ...............   13.12         0.00                 5.26             5.26            (0.03)         (0.77)
  CLASS S
  Year ended 12/31/03 ...............  $ 7.27        $0.03               $ 2.12           $ 2.15           $(0.01)        $   --
  Eight months ended
    12/31/02(i)(ii) .................    9.58         0.01                (2.32)           (2.31)             --              --
ALGER AMERICAN BALANCED PORTFOLIO
  CLASS O
  Year ended 12/31/03 ...............  $11.29        $0.19               $ 1.94           $ 2.13           $(0.26)        $   --
  Year ended 12/31/02 ...............   13.08         0.20                (1.79)           (1.59)           (0.20)            --
  Year ended 12/31/01 ...............   13.77         0.18                (0.43)           (0.25)           (0.20)         (0.24)
  Year ended 12/31/00 ...............   15.57         0.20                (0.61)           (0.41)           (0.13)         (1.26)
  Year ended 12/31/99 ...............   12.98         0.15                 3.45             3.60            (0.17)         (0.84)
  CLASS S
  Year ended 12/31/03 ...............  $11.47        $0.23               $ 1.90           $ 2.13           $(0.26)        $   --
  Eight months ended
    12/31/02(i)(ii) .................   12.50         0.02                (1.05)           (1.03)              --             --
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/03 ...............  $12.45       $(0.05)              $ 6.00           $ 5.95           $   --         $   --
  Year ended 12/31/02 ...............   17.67        (0.10)               (5.12)           (5.22)              --             --
  Year ended 12/31/01 ...............   30.62        (0.09)(iii)          (1.23)           (1.32)              --         (11.63)
  Year ended 12/31/00 ...............   32.23        (0.03)(iii)           2.79             2.76               --          (4.37)
  Year ended 12/31/99 ...............   28.87        (0.05)                8.00             7.95               --          (4.59)
  CLASS S
  Year ended 12/31/03 ...............  $12.43       $(0.14)              $ 6.04           $ 5.90           $   --         $   --
  Eight months ended
    12/31/02(i)(ii) .................   16.69        (0.07)               (4.19)           (4.26)              --             --
ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO
  CLASS O
  Year ended 12/31/03 ...............  $20.85       $(0.07)              $ 7.31           $ 7.24           $   --         $   --
  Year ended 12/31/02 ...............   31.55        (0.14)              (10.56)          (10.70)              --             --
  Year ended 12/31/01 ...............   38.80         0.00(iii)           (6.06)           (6.06)              --          (1.19)
  Year ended 12/31/00 ...............   57.97        (0.02)(iii)         (13.77)          (13.79)              --          (5.38)
  Year ended 12/31/99 ...............   34.90        (0.09)               25.93            25.84               --          (2.77)
  CLASS S
  Year ended 12/31/03 ...............  $20.83       $(0.16)              $ 7.29           $ 7.13           $   --         $   --
  Eight months ended
    12/31/02(i)(ii) .................   28.46        (0.02)               (7.61)           (7.63)              --             --


(i)   Ratios have been annualized; total return has not been annualized.

(ii)  Commenced operations May 1, 2002.

(iii) Amount was computed based on average shares outstanding during the year.


                       See Notes to Financial Statements.

                                                                                       RATIOS/SUPPLEMENTAL DATA
                                                                        --------------------------------------------------------
                                                                                                       RATIO OF NET
                                                                                           RATIO OF     INVESTMENT
                                        TOTAL     NET ASSET               NET ASSETS,      EXPENSES    INCOME (LOSS)   PORTFOLIO
                                       DISTRI-   VALUE, END   TOTAL      END OF PERIOD    TO AVERAGE     TO AVERAGE     TURNOVER
                                       BUTIONS    OF PERIOD   RETURN    (000'S OMITTED)   NET ASSETS     NET ASSETS       RATE
                                       -------   ----------   ------    ---------------   ----------   -------------   ---------
ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/03 ...............  $   --      $33.29      35.16%      $1,115,959       0.85%          (0.05)%      167.53%
  Year ended 12/31/02 ...............   (0.01)      24.63     (32.99)         874,914       0.85           (0.01)       238.03
  Year ended 12/31/01 ...............   (5.63)      36.77     (11.81)       1,540,327       0.81            0.03         87.79
  Year ended 12/31/00 ...............   (8.46)      47.27     (14.77)       1,809,937       0.79            0.12        108.27
  Year ended 12/31/99 ...............   (5.47)      64.38      33.74        3,387,526       0.79           (0.03)       135.13
  CLASS S
  Year ended 12/31/03 ...............  $   --      $33.18      34.82%      $    1,726       1.10%          (0.16)%      167.53%
  Eight months ended
    12/31/02(i)(ii) .................      --       24.61     (26.05)              19       1.10           (0.13)       238.03
ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO
  CLASS O
  Year ended 12/31/03 ...............  $   --      $17.38      42.34%      $  496,076       0.97%          (0.70)%      146.69%
  Year ended 12/31/02 ...............      --       12.21     (26.22)         376,550       0.97           (0.69)       111.82
  Year ended 12/31/01 ...............   (0.01)      16.55     (29.51)         517,364       0.92           (0.27)       181.80
  Year ended 12/31/00 ...............  (18.87)      23.49     (27.20)         700,370       0.90            0.03        217.69
  Year ended 12/31/99 ...............   (5.68)      55.15      43.42          674,864       0.90           (0.28)       182.25
  CLASS S
  Year ended 12/31/03 ...............  $   --      $17.31      42.00%      $    4,556       1.23%          (1.02)%      146.69%
  Eight months ended
    12/31/02(i)(ii) .................      --       12.19     (23.91)               7       1.20           (0.87)       111.82
ALGER AMERICAN INCOME
& GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/03 ...............  $(0.03)     $ 9.37      29.84%      $  101,255       0.78%           0.60%       175.67%
  Year ended 12/31/02 ...............   (0.06)       7.24     (31.10)          85,066       0.79            0.25        276.12
  Year ended 12/31/01 ...............   (0.88)      10.57     (14.32)         144,006       0.72            0.52        110.04
  Year ended 12/31/00 ...............   (3.93)      13.26      (1.27)         150,783       0.70            0.43        142.43
  Year ended 12/31/99 ...............   (0.80)      17.58      42.45           91,250       0.70            0.03        193.23
  CLASS S
  Year ended 12/31/03 ...............  $(0.01)     $ 9.41      29.63%      $       10       1.01%           0.35%       175.67%
  Eight months ended
    12/31/02(i)(ii) .................      --        7.27     (24.11)               7       1.05            0.16        276.12
ALGER AMERICAN BALANCED PORTFOLIO
  CLASS O
  Year ended 12/31/03 ...............  $(0.26)     $13.16      19.03%      $  308,990       0.87%           1.60%       135.67%
  Year ended 12/31/02 ...............   (0.20)      11.29     (12.29)         254,290       0.87            2.16        188.76
  Year ended 12/31/01 ...............   (0.44)      13.08      (1.93)         224,959       0.85            2.53         62.93
  Year ended 12/31/00 ...............   (1.39)      13.77      (2.76)         115,894       0.88            2.40         63.37
  Year ended 12/31/99 ...............   (1.01)      15.57      29.21           56,327       0.93            1.66        118.74
  CLASS S
  Year ended 12/31/03 ...............  $(0.26)     $13.34      18.73%      $   28,680       1.11%           1.25%       135.67%
  Eight months ended
    12/31/02(i)(ii) .................      --       11.47      (8.24)             494       1.17            1.67        188.76
ALGER AMERICAN MIDCAP
GROWTH PORTFOLIO
  CLASS O
  Year ended 12/31/03 ...............  $   --      $18.40      47.79%      $  414,590       0.93%          (0.70)%      196.43%
  Year ended 12/31/02 ...............      --       12.45     (29.54)         240,063       0.93           (0.56)       323.83
  Year ended 12/31/01 ...............  (11.63)      17.67      (6.52)         355,015       0.88           (0.45)       130.11
  Year ended 12/31/00 ...............   (4.37)      30.62       9.18          332,734       0.84           (0.09)       130.85
  Year ended 12/31/99 ...............   (4.59)      32.23      31.85          931,397       0.85           (0.21)       162.30
  CLASS S
  Year ended 12/31/03 ...............  $   --      $18.33      47.47%      $       43       1.18%          (0.94)%      196.43%
  Eight months ended
    12/31/02(i)(ii) .................      --       12.43     (25.52)               8       1.19           (0.75)       323.83
ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO
  CLASS O
  Year ended 12/31/03 ...............  $   --      $28.09      34.72%      $  382,289       0.97%          (0.36)%      161.71%
  Year ended 12/31/02 ...............      --       20.85     (33.91)         271,373       0.96           (0.49)       203.05
  Year ended 12/31/01 ...............   (1.19)      31.55     (15.93)         443,209       0.92            0.00        103.03
  Year ended 12/31/00 ...............   (5.38)      38.80     (24.83)         476,517       0.90           (0.03)       132.28
  Year ended 12/31/99 ...............   (2.77)      57.97      78.06          362,500       0.93           (0.49)       155.74
  CLASS S
  Year ended 12/31/03 ...............  $   --      $27.96      34.23%      $    7,328       1.21%          (0.63)%      161.71%
  Eight months ended
    12/31/02(i)(ii) .................      --       20.83     (26.81)             281       1.32           (0.92)       203.05

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003
====================================================================================================================================

                                                                             ALGER
                                                               ALGER       AMERICAN                        ALGER           ALGER
                                               ALGER         AMERICAN       INCOME          ALGER        AMERICAN        AMERICAN
                                             AMERICAN          SMALL          AND         AMERICAN        MIDCAP         LEVERAGED
                                              GROWTH      CAPITALIZATION    GROWTH        BALANCED        GROWTH          ALLCAP
                                             PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
  ASSETS:
    Investments in securities, at value   $1,117,476,078   $498,880,409  $101,263,890   $336,107,415    $415,190,716   $387,525,796
    (identified cost*)--see accompanying
      schedules of investments
    Receivable for investment
      securities sold                                 --     10,990,043            --             --         837,202      3,305,373
    Receivable for shares of beneficial
      interest sold                              375,653        183,119         9,214        181,174         624,479        170,020
    Interest and dividends receivable          1,136,153         33,237       166,196      1,991,283          29,216        123,718
    Other assets                                  75,692         23,214        22,391         16,301          17,980         17,460
------------------------------------------------------------------------------------------------------------------------------------
        Total Assets                       1,119,063,576    510,110,022   101,461,691    338,296,173     416,699,593    391,142,367
------------------------------------------------------------------------------------------------------------------------------------
  LIABILITIES:
    Payable for investment securities
      purchased                                       --      7,563,442            --             --              --        938,398
    Payable for shares of beneficial
      interest redeemed                          455,105      1,448,303       116,838        350,383       1,691,829        232,417
    Accrued investment management fees           693,107        355,488        52,566        211,317         273,761        272,946
    Accrued expenses                             230,765        110,569        27,317         64,804         100,605         81,912
------------------------------------------------------------------------------------------------------------------------------------
        Total Liabilities                      1,378,977      9,477,802       196,721        626,504       2,066,195      1,525,673
------------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS                              $1,117,684,599   $500,632,220  $101,264,970   $337,669,669    $414,633,398   $389,616,694
====================================================================================================================================
  NET ASSETS CONSIST OF:
    Paid-in capital                       $1,559,046,357   $741,096,951  $138,744,930   $333,502,054    $399,862,509   $585,171,128
    Undistributed net investment
      income (accumulated loss)                       --             --       526,117      4,474,447              --             --
    Undistributed net realized gain
      (accumulated loss)                    (624,799,921)  (320,434,019)  (54,244,448)   (34,212,411)    (44,718,997)  (250,057,202)
    Net unrealized appreciation              183,438,163     79,969,288    16,238,371     33,905,579      59,489,886     54,502,768
------------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS                              $1,117,684,599   $500,632,220  $101,264,970   $337,669,669    $414,633,398   $389,616,694
====================================================================================================================================
  CLASS O
  NET ASSET VALUE PER SHARE                       $33.29         $17.38         $9.37         $13.16          $18.40         $28.09
====================================================================================================================================
  CLASS S
  NET ASSET VALUE PER SHARE                       $33.18         $17.31         $9.41         $13.34          $18.33         $27.96
====================================================================================================================================
    Shares of beneficial interest
      outstanding--Note 6
  CLASS O                                     33,527,251     28,544,943    10,803,783     23,471,258      22,528,805     13,609,494
====================================================================================================================================
  CLASS S                                         52,009        263,158         1,045      2,150,221           2,335        262,147
====================================================================================================================================
  *Identified cost                         $ 934,037,915   $418,911,121  $ 85,025,519   $302,201,836    $355,700,830   $333,023,028
====================================================================================================================================

                                              See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003
===================================================================================================================================

                                                                             ALGER
                                                                ALGER       AMERICAN                        ALGER           ALGER
                                                ALGER         AMERICAN       INCOME          ALGER        AMERICAN        AMERICAN
                                              AMERICAN          SMALL          AND         AMERICAN        MIDCAP         LEVERAGED
                                               GROWTH      CAPITALIZATION    GROWTH        BALANCED        GROWTH          ALLCAP
                                              PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Income:
      Interest                              $    236,826   $    458,579   $    29,289    $ 5,948,675    $    209,277    $   178,471
      Dividends                                7,543,240        729,655     1,208,786      1,188,572         513,481      1,813,565
------------------------------------------------------------------------------------------------------------------------------------
        Total Income                           7,780,066      1,188,234     1,238,075      7,137,247         722,758      1,992,036
------------------------------------------------------------------------------------------------------------------------------------
    Expenses:
      Management fees--Note 3(a)               7,273,659      3,702,497       560,496      2,172,537       2,495,822      2,777,390
      Custodian fees                             232,305        131,353        44,906        103,620         118,406        106,520
      Transfer agent fees                        484,911        217,794        44,840        144,836         155,989        163,376
      Professional fees                           80,319         34,615         8,535         25,975          30,983         29,683
      Trustees' fees                               1,986          1,986         1,986          1,986           1,986          1,986
      Miscellaneous                              185,350        144,112        41,012         95,101          90,531         85,967
------------------------------------------------------------------------------------------------------------------------------------
        Total Expenses                         8,258,530      4,232,357       701,775      2,544,055       2,893,717      3,164,922
------------------------------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)                  (478,464)    (3,044,123)      536,300      4,593,192      (2,170,959)    (1,172,886)
------------------------------------------------------------------------------------------------------------------------------------
  REALIZED AND UNREALIZED
    GAIN ON INVESTMENTS
      Net realized gain on investments       110,457,822     73,781,136     3,367,563     17,967,071      59,791,618     30,410,378
      Net change in unrealized appreciation
        (depreciation) on investments        183,927,905     84,549,460    19,787,582     28,325,706      62,850,079     65,817,117
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
        on investments                       294,385,727    158,330,596    23,155,145     46,292,777     122,641,697     96,227,495
------------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN
    NET ASSETS RESULTING
    FROM OPERATIONS                         $293,907,263   $155,286,473   $23,691,445    $50,885,969    $120,470,738    $95,054,609
====================================================================================================================================

                                              See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2003
====================================================================================================================================

                                                                ALGER         ALGER                      ALGER            ALGER
                                                ALGER          AMERICAN      AMERICAN        ALGER      AMERICAN         AMERICAN
                                              AMERICAN           SMALL      INCOME AND     AMERICAN      MIDCAP          LEVERAGED
                                               GROWTH       CAPITALIZATION    GROWTH       BALANCED      GROWTH           ALLCAP
                                              PORTFOLIO        PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)               $   (478,464)  $ (3,044,123)  $    536,300  $  4,593,192   $ (2,170,959)  $ (1,172,886)
  Net realized gain on investments            110,457,822     73,781,136      3,367,563    17,967,071     59,791,618     30,410,378
  Net change in unrealized appreciation
    (depreciation) on investments             183,927,905     84,549,460     19,787,582    28,325,706     62,850,079     65,817,117
------------------------------------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting
    from operations                           293,907,263    155,286,473     23,691,445    50,885,969    120,470,738     95,054,609
------------------------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders from:
    Net investment income
    Class O                                            --             --       (286,215)   (5,765,586)            --             --
    Class S                                            --             --            (13)     (156,618)            --             --
------------------------------------------------------------------------------------------------------------------------------------
  Total dividends to shareholders                      --             --       (286,228)   (5,922,204)            --             --
------------------------------------------------------------------------------------------------------------------------------------
  Increase (decrease) from shares of
    beneficial interest transactions:
    Class O                                   (52,756,911)   (35,482,979)    (7,213,575)   11,701,375     54,062,869     16,562,284
    Class S                                     1,601,736      4,271,273             13    26,220,988         28,920      6,346,039
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from shares of
    beneficial interest transactions--Note 6  (51,155,175)   (31,211,706)    (7,213,562)   37,922,363     54,091,789     22,908,323
------------------------------------------------------------------------------------------------------------------------------------
      Total increase                          242,752,088    124,074,767     16,191,655    82,886,128    174,562,527    117,962,932
  Net Assets
    Beginning of year                         874,932,511    376,557,453     85,073,315   254,783,541    240,070,871    271,653,762
------------------------------------------------------------------------------------------------------------------------------------
 End of year                               $1,117,684,599   $500,632,220   $101,264,970  $337,669,669   $414,633,398   $389,616,694
====================================================================================================================================
    Undistributed net investment income
      (accumulated loss)                     $         --   $         --   $    526,117  $  4,474,447   $         --   $         --
====================================================================================================================================


THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002
====================================================================================================================================

                                                              ALGER          ALGER                       ALGER            ALGER
                                             ALGER          AMERICAN       AMERICAN        ALGER       AMERICAN         AMERICAN
                                           AMERICAN           SMALL       INCOME AND     AMERICAN       MIDCAP          LEVERAGED
                                            GROWTH       CAPITALIZATION     GROWTH       BALANCED       GROWTH           ALLCAP
                                           PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)           $     (118,017)  $  (3,084,830)  $    285,913   $  5,440,751   $ (1,696,959)  $  (1,711,232)
 Net realized loss on investments         (416,292,431)    (76,940,249)   (41,587,543)   (38,391,132)   (68,081,429)   (112,551,348)
 Net change in unrealized appreciation
   (depreciation) on investments           (64,423,993)    (59,764,196)    (3,141,997)      (616,081)   (39,072,997)    (34,471,626)
------------------------------------------------------------------------------------------------------------------------------------
 Net decrease in net assets
   resulting from operations              (480,834,441)   (139,789,275)   (44,443,627)   (33,566,462)  (108,851,385)   (148,734,206)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends to shareholders--Class O:
   Net investment income                      (477,437)             --       (754,704)    (4,212,264)            --         (28,241)
------------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from shares of
   beneficial interest transactions:
   Class O                                (184,104,215)     (1,027,572)    (13,744,691)   67,104,186     (6,102,803)    (23,086,500)
   Class S                                      21,811          10,000          10,000       499,543         10,073         293,689
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) from
   shares of beneficial interest
   transactions--Note 6                   (184,082,404)     (1,017,572)    (13,734,691)   67,603,729     (6,092,730)    (22,792,811)
------------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease)           (665,394,282)   (140,806,847)    (58,933,022)   29,825,003   (114,944,115)   (171,555,258)
 Net Assets
   Beginning of year                     1,540,326,793     517,364,300     144,006,337   224,958,538    355,014,986     443,209,020
------------------------------------------------------------------------------------------------------------------------------------
   End of year                          $  874,932,511   $ 376,557,453    $ 85,073,315  $254,783,541   $240,070,871   $ 271,653,762
------------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income
     (accumulated loss)                 $           --   $          --    $    276,045  $  5,667,562   $         --   $          --
------------------------------------------------------------------------------------------------------------------------------------

                                              See Notes to Financial Statements.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2003
================================================================================

NOTE 1--GENERAL:

The Alger  American  Fund (the  "Fund") is a  diversified,  open-end  registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six series of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively the "Portfolios"). The American Growth Portfolio, American Small Capitalization Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio's primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

Each Portfolio offers Class O and Class S shares. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange ("NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and the asked price, or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued according to procedures established by the Board of Trustees to determine fair value in good faith.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day.

(e) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded by the Fund on the ex-dividend date.

Dividends from net investment income are declared and paid annually.

With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

Each class is treated separately in determining the amounts of dividends of net investment income and capital gains payable to holders of its shares.

The characterization of dividends to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions may

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)

DECEMBER 31, 2003
================================================================================

be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

At December 31, 2003, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio reclassified $478,464, $3,044,123, $0, $135,895, $2,170,959 and
$1,172,886, respectively, from undistributed net investment income (accumulated loss) and $0, $0, $0, $135,895, $0 and $0, respectively, from undistributed net realized gain (accumulated loss) to paid-in capital. Reclassifications result primarily from the difference in tax treatment of net operating losses. The reclassifications had no impact on the net asset values of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

(f) FEDERAL INCOME TAXES: It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At December 31, 2003, the net capital loss carryforwards of the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio, which may be used to offset future net realized gains, were $618,262,935, $319,882,332, $53,188,331, $32,867,045, $43,748,939
and $250,057,203, respectively, and expire between 2009 and 2011.

(g) ALLOCATION METHODS: The Fund accounts separately for the assets, liabilities and operations of each portfolio. Expenses directly attributable to each portfolio are charged to that portfolio's operations; expenses which are applicable to all portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each portfolio are allocated among the portfolio's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class S shares.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement (the "Agreement") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

American Growth Portfolio ............................    .750%
American Small Capitalization Portfolio ..............    .850
American Income and Growth Portfolio .................    .625
American Balanced Portfolio ..........................    .750
American MidCap Growth Portfolio .....................    .800
American Leveraged AllCap Portfolio ..................    .850

Each Agreement further provides that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses.

(b) DISTRIBUTION FEES: Class S shares--The Fund has adopted a Distribution Plan pursuant to which Class S shares of each portfolio pay Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor"), a fee at the annual rate of .25% of the respective average daily net assets of the Class S shares of the designated portfolio to compensate the Distributor for its activities and expenses incurred in distributing the Class S shares. The fees paid may be more or less than the expenses incurred by the Distributor.

(c) BROKERAGE COMMISSIONS: During the year ended December 31, 2003, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio paid the Distributor $4,339,302,
$962,269,  $457,632,  $672,644,   $1,173,638  and  $920,980,   respectively,  in
connection with securities transactions.

(d) TRANSFER AGENCY FEES: The Fund has entered into a transfer agency agreement with Alger Shareholder Services, Inc. ("Services"), an affiliate of Alger Management, whereby Services will act as transfer agent for the Fund.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)

DECEMBER 31, 2003
================================================================================

(e) OTHER: Certain trustees and officers of the Fund are directors and officers of Alger Management, the Distributor and Services.

NOTE 4--SECURITIES TRANSACTIONS:

Purchases and sales of securities, other than short-term securities, for the year ended December 31, 2003, were as follows:

                                              PURCHASES             SALES
                                              ---------            ------
American Growth Portfolio ...............  $1,585,237,082      $1,634,569,589
American Small Capitalization
  Portfolio .............................     586,940,826         600,339,085
American Income and Growth
  Portfolio .............................     151,816,617         158,669,472
American Balanced Portfolio .............     415,581,856         373,058,249
American MidCap Growth
  Portfolio .............................     634,506,957         586,099,124
American Leveraged AllCap
  Portfolio .............................     524,905,687         502,935,812

NOTE 5--LINE OF CREDIT:

The American Leveraged AllCap Portfolio has a line of credit with its custodian bank whereby it may borrow up to one-third of the value of its assets, as defined, up to a maximum of $25,000,000. Such borrowings have a variable interest rate and are payable on demand. To the extent American Leveraged AllCap Portfolio borrows under this line, it must pledge securities with a total value of at least twice the amount borrowed. This line of credit was not utilized during the year ended December 31, 2003.

NOTE 6--SHARE CAPITAL:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are divided into six series. Each series is divided into two separate classes.

During the year ended December 31, 2003, transactions of shares of beneficial interest were as follows:

                                               SHARES              AMOUNT
                                               -------             ------

American Growth
   Portfolio:
     Class O:
       Shares sold ......................     9,023,969       $   245,776,153
       Shares redeemed ..................   (11,019,828)         (298,533,064)
                                             ----------       ---------------
       Net decrease .....................    (1,995,859)      $   (52,756,911)
                                             ==========       ===============
     Class S:
       Shares sold ......................        53,037       $     1,658,228
       Shares redeemed ..................        (1,808)              (56,492)
                                             ----------       ---------------
       Net increase .....................        51,229       $     1,601,736
                                             ==========       ===============


                                               SHARES              AMOUNT
                                               -------             ------
American Small Capitalization
   Portfolio:
     Class O:
       Shares sold ......................   225,793,954       $ 2,976,995,229
       Shares redeemed ..................  (228,086,510)       (3,012,478,208)
                                            -----------       ---------------
       Net decrease .....................    (2,292,556)      $   (35,482,979)
                                            ===========       ===============
     Class S:
       Shares sold ......................       264,191       $     4,298,380
       Shares redeemed ..................        (1,657)              (27,107)
                                            -----------       ---------------
       Net increase .....................       262,534       $     4,271,273
                                            ===========       ===============

                                               SHARES              AMOUNT
                                               -------             ------

American Income and Growth
   Portfolio:
     Class O:
       Shares sold ......................     1,925,816      $     15,720,797
       Dividends reinvested .............        35,599               286,215
       Shares redeemed ..................    (2,913,841)          (23,220,587)
                                            -----------      ---------------
       Net decrease .....................      (952,426)     $     (7,213,575)
                                            ===========      ===============
     Class S:
       Dividends reinvested                           1      $            13
                                            ===========      ===============

                                               SHARES              AMOUNT
                                               -------             ------
American Balanced
   Portfolio:
     Class O:
       Shares sold ......................     3,145,502       $    38,141,693
       Dividends reinvested .............       474,925             5,765,586
       Shares redeemed ..................    (2,674,121)          (32,205,904)
                                            -----------       ---------------
       Net increase .....................       946,306       $    11,701,375
                                            ===========       ===============
     Class S:
       Shares sold ......................     2,170,538       $    27,030,327
       Dividends reinvested .............        12,712               156,618
       Shares redeemed ..................       (76,071)             (965,957)
                                            -----------       ---------------
       Net increase .....................     2,107,179       $    26,220,988
                                            ===========       ===============

                                               SHARES              AMOUNT
                                               -------             ------
American MidCap Growth
   Portfolio:
     Class O:
       Shares sold ......................    51,965,566       $   766,692,860
       Shares redeemed ..................   (48,713,062)         (712,629,991)
                                            -----------       ---------------
  NET INCREASE ..........................     3,252,504       $    54,062,869
                                            ===========       ===============
     Class S:
       Shares sold ......................         1,738       $        29,057
       Shares redeemed ..................            (8)                 (137)
                                            -----------       ---------------
       Net increase .....................         1,730       $        28,920
                                            ===========       ===============

                                               SHARES              AMOUNT
                                               -------             ------
American Leveraged AllCap
   Portfolio:
     Class O:
       Shares sold ......................     3,780,537       $    92,613,034
       Shares redeemed ..................    (3,183,882)          (76,050,750)
                                            -----------       ---------------
       Net increase .....................       596,655       $    16,562,284
                                            ===========       ===============
     Class S:
       Shares sold ......................       261,088       $     6,645,894
       Shares redeemed ..................       (12,407)             (299,855)
                                            -----------       ---------------
       Net increase .....................       248,681       $     6,346,039
                                            ===========       ===============

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)

DECEMBER 31, 2003
================================================================================

During the period ended December 31, 2002, transactions of shares of beneficial interest were as follows:

                                               SHARES              AMOUNT
                                               -------             ------
American Growth
   Portfolio:
     Class O:
       Shares sold ......................    13,932,703         $ 434,633,574
       Dividends reinvested .............        14,767               477,437
       Shares redeemed ..................   (20,309,607)         (619,215,226)
                                             ----------         -------------
  Net decrease ..........................    (6,362,137)        $(184,104,215)
                                             ==========         =============
     Class S*:
       Shares sold ......................           782         $      21,875
       Shares redeemed ..................            (2)                  (64)
                                             ----------         -------------
       Net increase .....................           780         $      21,811
                                             ==========         =============

                                               SHARES              AMOUNT
                                               -------             ------
American Small Capitalization
   Portfolio:
     Class O:
       Shares sold ......................   285,319,470       $ 3,860,232,086
       Shares redeemed ..................  (285,740,568)       (3,861,259,658)
                                           ------------       ---------------
       Net decrease .....................      (421,098)      $    (1,027,572)
                                           ============       ===============
     Class S*:
       Shares sold ......................           624       $        10,000
                                           ============       ===============

                                               SHARES              AMOUNT
                                               -------             ------
American Income and Growth
   Portfolio:
     Class O:
       Shares sold ......................     1,726,461         $  15,838,421
       Dividends reinvested .............        81,064               754,704
       Shares redeemed ..................    (3,673,524)          (30,337,816)
                                             ----------         -------------
       Net decrease .....................    (1,865,999)        $ (13,744,691)
                                             ==========         =============
     Class S*:
       Shares sold ......................         1,044         $      10,000
                                             ==========         =============

                                               SHARES              AMOUNT
                                               -------             ------
American Balanced
   Portfolio:
     Class O:
       Shares sold ......................     8,764,536         $ 107,315,310
       Dividends reinvested .............       345,834             4,212,264
       Shares redeemed ..................    (3,788,621)          (44,423,388)
                                             ----------         -------------
       Net increase .....................     5,321,749         $  67,104,186
                                             ==========         =============
     Class S*:
       Shares sold ......................        43,065         $     499,810
       Shares redeemed ..................           (23)                 (267)
                                             ----------         -------------
       Net increase .....................        43,042         $     499,543
                                             ==========         =============

                                               SHARES              AMOUNT
                                               -------             ------
American MidCap Growth
   Portfolio:
     Class O:
       Shares sold ......................    49,547,126         $ 734,070,964
       Shares redeemed ..................   (50,366,266)         (740,173,767)
                                            -----------         -------------
       Net decrease .....................      (819,140)        $  (6,102,803)
                                            ===========         =============
     Class S*:
       Shares sold ......................           605         $      10,073
                                            ===========         =============

                                               SHARES              AMOUNT
                                               -------             ------
American Leveraged AllCap
   Portfolio:
     Class O:
       Shares sold ......................     4,441,227         $ 118,686,176
       Dividends reinvested .............         1,029                28,241
       Shares redeemed ..................    (5,478,468)         (141,800,917)
                                             ----------         -------------
       Net decrease .....................    (1,036,212)        $ (23,086,500)
                                             ==========         =============

CLASS S*:
       Shares sold ......................        14,226         $     309,589
       Shares redeemed ..................          (760)              (15,900)
                                             ----------         -------------
       Net increase .....................        13,466         $     293,689
                                             ==========         =============

* Initially offered May 1, 2002.

NOTE 7--TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS:

Distributions paid by the Portfolios during the year ended December 31, 2003, and the year ended December 31, 2002, consisted entirely of ordinary income.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

American Growth Portfolio:
   Undistributed ordinary income ........................               --
   Undistributed long-term gain .........................               --
   Capital and other losses .............................     $618,262,935
   Unrealized appreciation
     (depreciation) .....................................      176,901,177

American Small Capitalization Portfolio:
   Undistributed ordinary income ........................               --
   Undistributed long-term gain .........................               --
   Capital and other losses .............................     $319,882,332
   Unrealized appreciation
     (depreciation) .....................................       79,417,597

American Income and Growth Portfolio:
   Undistributed ordinary income ........................     $    526,117
   Undistributed long-term gain .........................               --
   Capital and other losses .............................       53,188,331
   Unrealized appreciation
     (depreciation) .....................................       15,182,255

American Balanced Portfolio:
   Undistributed ordinary income ........................     $  5,099,694
   Undistributed long-term gain .........................               --
   Capital and other losses .............................       32,867,045
   Unrealized appreciation
     (depreciation) .....................................       31,935,050

American MidCap Growth Portfolio:
   Undistributed ordinary income ........................               --
   Undistributed long-term gain .........................               --
   Capital and other losses .............................     $ 43,748,939
   Unrealized appreciation
     (depreciation) .....................................       58,519,829

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)

DECEMBER 31, 2003
================================================================================

American Leveraged AllCap Portfolio:
   Undistributed ordinary income ........................               --
   Undistributed long-term gain .........................               --
   Capital and other losses .............................     $250,057,203
   Unrealized appreciation
     (depreciation) .....................................       54,502,768

The  difference  between  book-basis  and  tax-basis   unrealized   appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE 8--REGULATORY MATTERS:

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, and the United States Securities and Exchange Commission ("SEC") have contacted Alger Management in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these inquiries, Alger Management and its counsel have been investigating certain shareholder trading practices, both in the Fund and in other mutual funds that it manages (the "Funds") including The Alger Fund and Spectra Fund. Alger Management has assured the board that if it is determined that improper trading practices in the Fund detrimentally affected its performance, Alger Management will make appropriate restitution. At the present time, Alger Management is unable to estimate the impact, if any, that the outcome of these investigations may have on the Fund's results of operations or financial condition.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of Alger Management's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Fund. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither Alger Management nor any of the Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against Alger Management, The Alger Fund, Spectra Fund, various portfolios of The Alger Fund, the former vice chairman (the "fund defendants"), and Veras Management Partners, LLP in the United States District Court for the Southern District of New York, and served the complaint in the lawsuit on Alger Management and the fund defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with a former vice chairman, alleges, among other things, that the fund defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that Alger Management breached a fiduciary duty to plaintiffs. The suit seeks, among other things, compensatory damages, recovery of advisory fees paid to Alger Management, and payment of the plaintiff's counsel and expert fees.

Other related class actions have been commenced making substantially similar allegations on behalf of the same putative class. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act. Among these related class actions is one entitled Garfield v. Fred Alger Management Inc., et al., 03 CV 9239, in the U.S. District Court for the Southern District of New York, in which "Alger American Growth" is named as a defendant.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "the Alger Funds" against Alger Management, a former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York. In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "the Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by Alger Management and the former vice chairman and an alleged breach of fiduciary duty by Alger Management and the former vice chairman.

Alger Management does not believe that the foregoing lawsuits will materially affect its ability to perform its management contracts with any of the funds that it manages, and the management of the Fund believes that it will not be materially adversely affected by the pending lawsuits.

                         REPORT OF INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
 OF THE ALGER AMERICAN FUND:

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Alger American Fund (a Massachusetts business trust comprising, respectively, the Alger American Growth, Alger American Small Capitalization, Alger American Income and Growth, Alger American Balanced, Alger American MidCap Growth, and Alger American Leveraged AllCap Portfolios) as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years ended December 31, 2001 were audited by other auditors, whose report, dated January 24, 2002, expressed an unqualified opinion on those financial highlights.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments in securities as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above, and audited by us, present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger American Fund at December 31, 2003, and the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the two years then ended, in conformity with accounting principles generally accepted in the United States.

                                                      ERNST & YOUNG LLP


New York, New York
January 30, 2004

TRUSTEES AND OFFICERS OF THE FUND (UNAUDITED)

Information about the Trustees and officers of the Fund is set forth below. In the table the term "Alger Fund Complex" refers to the Fund, Spectra Fund, The Alger Fund, The Alger Institutional Fund, The China-U.S. Growth Fund and Castle Convertible Fund, Inc., each of which is a registered investment company managed by Fred Alger Management, Inc. ("Alger Management"). Each Trustee serves until an event of termination, such as death or resignation, or until his successor is duly elected; each officer's term of office is one year. Unless otherwise noted, the address of each person named below is 111 Fifth Avenue, New York, NY 10003.

                                                                                                       NUMBER OF PORTFOLIOS
                                                                                                         IN THE ALGER FUND
                                                                                          TRUSTEE             COMPLEX
NAME, AGE, POSITION WITH                                                                  AND/OR        WHICH ARE OVERSEEN
  THE FUND AND ADDRESS                        PRINCIPAL OCCUPATIONS                    OFFICER SINCE        BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Fred M. Alger III (68)        Chairman of the Board of Alger Associates, Inc.               1988                22
  Chairman of the Board       ("Associates"), Fred Alger & Company, Incorporated
                              ("Alger Inc."), Alger Management, Alger Properties, Inc.
                              ("Properties"), Alger Shareholder Services, Inc.
                              ("Services"), Alger Life Insurance Agency, Inc.
                              ("Agency"), Fred Alger International Advisory S.A.
                              ("International"), and five of the six funds in the Alger
                              Fund Complex; Chairman of the Boards of Alger SICAV
                              ("SICAV") and Analysts Resources, Inc. ("ARI").

NON-INTERESTED TRUSTEES

Stephen E. O'Neil (71)        Attorney; Private investor since 1981; Director of            1988                23
  Trustee                     Brown-Forman Corporation; Trustee/Director of the six
                              funds in the Alger Fund Complex; formerly of Counsel
                              to the law firm of Kohler & Barnes.

Nathan E. Saint-Amand,        Medical doctor in private practice; Member of the Board       1988                23
  M.D. (65)                   of the Manhattan Institute; Trustee/Director of the six
  Trustee                     funds in the Alger Fund Complex. Formerly Co-Chairman
                              Special Projects Committee of Memorial Sloan Kettering.

                                                                                                       NUMBER OF PORTFOLIOS
                                                                                                         IN THE ALGER FUND
                                                                                          TRUSTEE             COMPLEX
NAME, AGE, POSITION WITH                                                                  AND/OR        WHICH ARE OVERSEEN
  THE FUND AND ADDRESS                        PRINCIPAL OCCUPATIONS                    OFFICER SINCE        BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------

OFFICERS

Dan C. Chung (41)             President, Director and Chief Investment Officer of Alger     2001               N/A
  President                   Management; President and Director of Associates,
                              Alger Inc., Properties, Services, Agency, International,
                              ARI and Trust; Trustee/Director of four of the six funds
                              in the Alger Fund Complex.

Frederick A. Blum (50)        Executive Vice President of Alger Management; Treasurer       1996               N/A
  Treasurer and Assistant     and Assistant Secretary of the six funds in the Alger Fund
  Secretary                   Complex. Executive Vice President, Treasurer and
                              Director of Trust.

Dorothy G. Sanders (48)       Senior Vice President, General Counsel and Secretary of       2000               N/A
  Secretary                   Alger, Inc., General Counsel and Secretary of Associates,
                              Agency, Properties, Services, ARI and Alger Management;
                              Secretary of International, and the six funds in the Alger
                              Fund Complex. Formerly Senior Vice President, Fleet
                              Financial Group.

Mr. Alger is an "interested person"(as defined in the Investment Company Act) of the Fund because of his affiliation with Alger Management. Mr. Chung is Mr. Alger's son-in-law. No Trustee is a director of any public company except as may
be  indicated  under  "Principal   Occupations."

The Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request by calling
(800) 992-3863.

PROXY VOTING POLICIES (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling (800) 992-3863.

ITEM 2.  CODE OF ETHICS.

     (a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

     (b) Not applicable.

     (c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

     (d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

     (e) Not applicable.

     (f) The Registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     On September 8, 2003, the Board of Trustees of the Registrant determined that Stephen E. O'Neil is an audit committee financial expert (within the meaning of that phrase specified in the instructions to Form N-CSR) on the Registrant's audit committee. Mr. O'Neil is an "independent" trustee - i.e., he is not an interested person of the Registrant as defined in the Investment Company Act of 1940, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the Registrant, other than in his capacity as Trustee.

 ITEM 4.PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES The aggregate fees paid or accrued by the Registrant for professional services rendered by its auditors, Ernst & Young LLP, for the audit of the Registrant's annual financial statements and the review of the Registrant's semi - annual financial statements for the years ended December 31, 2003 and 2002 were $160,500 and $150,000, respectively.

     (b) AUDIT-RELATED FEES There were no audit-related fees paid or accrued for services by Ernst & Young LLP for the years ended December 31, 2003 and December 31, 2002, that are not reported under paragraph (a).

     (c) TAX FEES Aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the review of the Registrant's federal, state, and city tax returns and excise tax calculation for December 31, 2003, are expected to be $24,300, and for the year ended December 31, 2002, were $15,900.

     (d) ALL OTHER FEES There were no fees paid or accrued for services by Ernst & Young LLP for the years ended December 31, 2003 and December 31, 2002, other than those reported under paragraphs (a) - (c).

     (e) (1) AUDIT COMMITTEE PREAPPROVAL POLICY. All services to be performed by the Registrant's principal auditors must be pre-approved by the Registrant's audit committee.

         (2) Not applicable

     (f) Not applicable

     (g) The aggregate non-audit fees paid or accrued by the Registrant for professional services by Ernst & Young LLP are expected to be $24,300 for the year ended December 31, 2003 and were $15,900 for the year ended December 31, 2002.

     (h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.  RESERVED


ITEM 9.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

     (b) No changes in the registrant's internal control over financial reporting occurred during the registrant's second fiscal half-year that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

     (a) (1) Code of Ethics as Exhibit EX-99.CODE ETH

     (a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

     (b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     The Alger American Fund

     By: /s/ Dan C. Chung

             Dan C. Chung
             President

     Date: February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By: /s/ Dan C. Chung

             Dan C. Chung
             President

     Date: February 25, 2004



     By: /s/ Frederick A. Blum

             Frederick A. Blum
             Treasurer

Date:  February 25, 2004